[GRAPHIC OMITTED]

                             MONEY MARKET PORTFOLIOS
                               SEMI-ANNUAL REPORT
                                 TO SHAREHOLDERS

                                [GRAPHIC OMITTED]


                                 MARCH 31, 1998

                                 BLACKROCK FUNDS
                            [GRAPHIC & LOGO OMITTED]

                        PURE INVESTMENT STYLE(TRADEMARK)

            NOT FDIC INSURED      MAY LOSE VALUE      NO BANK GUARANTEE

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS



                                  MONEY MARKET
                                   PORTFOLIOS

* Money Market                          * Ohio Municipal Money Market
* U.S. Treasury Money Market            * Pennsylvania Municipal
* Municipal Money Market                       Money Market
* New Jersey Municipal                  * Virginia Municipal Money
        Money Market                            Market
* North Carolina Municipal
        Money Market

                                TABLE OF CONTENTS

PRESIDENT'S LETTER.............................................................1
PORTFOLIO SUMMARIES
      Money Market.............................................................2
      U.S. Treasury Money Market...............................................4
      Municipal Money Market...................................................5
      New Jersey Municipal Money Market........................................9
      North Carolina Municipal Money Market...................................11
      Ohio Municipal Money Market.............................................14
      Pennsylvania Municipal Money Market.....................................16
      Virginia Municipal Money Market.........................................21
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations.............................................24-25
      Statements of Changes in Net Assets..................................26-27
      Financial Highlights.................................................28-35
NOTES TO FINANCIAL STATEMENTS..............................................36-43

BLACKROCK FUNDS                                                [GRAPHIC OMITTED]



                               PRESIDENT'S LETTER

March 31, 1998

Dear Shareholder:

      We are pleased to present the Semi-Annual Report for the BlackRock Funds for March 31, 1998.

      The BlackRock Funds have experienced significant growth over the past six months. In addition to increasing assets in the fund family, your funds have changed their name from Compass Capital Funds to BlackRock Funds. The name change was part of a reorganization of PNC Bank's asset management businesses under BlackRock Advisors, Inc., which now has over $115 billion under management. While our name has changed, our funds remain committed to our disciplined Pure Investment Style(SERVICE MARK) which continues to pursue investor returns that are consistent with their expectations.

      We expect that this consolidation will streamline and make more efficient the delivery of asset management services to the BlackRock Funds.

      The last six months have also been a time of asset growth for BlackRock Funds and for the investment markets in general. During this period we have seen record flows into our funds which now have total assets of over $15 billion. Also of note, during May 1998, PNC Bank's $8 billion family of equity and fixed income common trust funds will merge into BlackRock Funds. The conversion of the common trust assets will lift BlackRock Funds to approximately a $23 billion fund family consisting of 35 portfolios and result in three new funds: BlackRock GNMA, DE Tax-Free Income and KY Tax-Free Income.

      Since we last reported to you, the financial markets have continued to exhibit remarkable strength. After rolling to a 28.6% return in 1997, the S&P 500 continued to grow another 13.8% in the first three months of 1998. Despite an abundance of polls which show that investors are experiencing a fear of the high levels of the market, investors continue to buy equities and are showing by their actions that they are generally optimistic about the market's future. European markets, as measured by the Morgan Stanley EAFE Index, have also begun to perk up over the first quarter, posting a 14.3% return. The bond market registered modest gains over the first quarter.

      We believe that economic conditions continue to bode well for the near term. The economy looks healthy with GDP estimated to grow at 2.8% in 1998 and no classic signs of recession such as inventory imbalances appear to be present. Inflation still seems under control with oil prices and other imports decreasing sharply. Interest rates also appear to be stable for the near term.

      While it seems unlikely that the stock market will continue to return the same magnitude of gains as we have enjoyed in recent years, we believe that the environment remains positive for continued growth.

      We are pleased to announce that we are launching a new mutual fund, the BlackRock Funds Micro-Cap Equity Portfolio, which is designed to provide investors with a way to buy the very smallest public companies early in their life cycles. The fund will pursue stocks of the most dynamic growth companies with under $300 million in total market capitalization.

      Thank you for your continued confidence in BlackRock Funds. We value your business and appreciate the opportunity to help you achieve your long-term investment goals.


Sincerely,


[/S/ Karen H. Sabath]

Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
CERTIFICATES OF DEPOSIT--23.6%
DOMESTIC--6.3%
   Bankers Trust Co.
     5.98%                             06/19/98      $50,000    $   49,997,931
     5.82%                             07/31/98       50,000        49,995,241
   First National Bank of Boston
     5.70%                             04/06/98       25,000        25,000,000
     5.74%                             04/28/98       50,000        50,000,000
   Wilmington Trust Co.
     5.84%                             04/16/98       20,000        20,000,000
                                                                --------------
                                                                   194,993,172
                                                                --------------
YANKEE DOLLAR--17.3%
   ABN - AMRO Bank
     6.26%                             04/20/98       25,000        25,002,364
   Bank of Nova Scotia
     5.53%                             04/29/98       30,000        30,000,000
   Banque Nationale de Paris
     6.22%                             04/09/98       50,000        50,003,588
     5.86%                             08/10/98       25,000        24,994,853
   Banque Paribas
     5.53%                             05/04/98       25,000        24,999,277
     5.56%                             05/26/98       25,000        25,000,000
   Canadian Imperial Bank of Commerce
     5.66%                             02/26/99       40,000        39,982,617
     5.63%                             03/02/99       15,000        14,991,185
   Credit Communal de Belgique
     5.75%                             04/01/99       30,000        29,985,600
   Deutsche Banc
     6.21%                             04/20/98       30,000        30,002,135
     5.65%                             03/22/99       25,000        24,993,009
   Rabobank Nederland
     5.63%                             03/24/99       10,000         9,995,312
   Royal Bank of Canada
     5.94%                             06/25/98       25,000        24,996,658
   Skandinaviska Enskilden Banken
     Funding, Inc.
     5.56%                             05/04/98       50,000        50,000,000
     5.61%                             02/25/99       50,000        49,982,660
   Societe Generale
     5.53%                             08/05/98       15,000        14,995,444
     5.94%                             08/28/98       20,000        20,013,932
     5.78%                             10/08/98       20,000        19,982,489
   Svenska Handelsbanken, Inc.
     5.72%                             03/31/99       25,000        24,985,673
                                                                --------------
                                                                   534,906,796
                                                                --------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $729,899,968)                                             729,899,968
                                                                --------------
COMMERCIAL PAPER--53.2%
ASSET BACKED SECURITIES--11.7%
   CC USA, Inc.
     5.46%                             05/18/98       20,000        19,857,433
   Corporate Asset Funding, Inc.
     5.53%                             04/20/98       25,000        24,927,035
   Corporate Receivables Corp.
     5.47%                             04/07/98       45,000        44,958,975
     5.55%                             04/08/98       25,000        24,973,021
   CXC, Inc.
     5.47%                             04/16/98       50,000        49,886,042
     5.55%                             04/23/98       20,000        19,932,167
   Old Line Funding Corp.
     5.56%                             04/06/98       40,000        39,969,111
     5.56%                             04/14/98       23,152        23,105,516


                                                      PAR
                                       MATURITY      (000)           VALUE
                                       --------     --------       ---------
COMMERCIAL PAPER (CONTINUED)
ASSET BACKED SECURITIES (CONTINUED)
   Prefco
     5.52%                             05/12/98      $25,000    $   24,842,833
   Windmill Funding
     5.45%                             04/21/98       40,000        39,878,889
     5.55%                             04/24/98       50,000        49,822,708
                                                                --------------
                                                                   362,153,730
                                                                --------------
BANKS--4.3%
   AB Spintab Swedmortgage
     5.74%                             04/15/98       30,000        29,933,033
     5.47%                             05/12/98       25,000        24,844,257
     5.45%                             06/09/98       30,000        29,686,625
   Unifunding, Inc.
     5.63%                             04/22/98       50,000        49,835,792
                                                                --------------
                                                                   134,299,707
                                                                --------------
BUSINESS CREDIT INSTITUTIONS--4.1%
   Enterprise Funding Corp.
     5.57%                             04/09/98       53,184        53,118,170
   General Electric Capital Corp.
     5.45%                             06/11/98       75,000        74,193,854
                                                                --------------
                                                                   127,312,024
                                                                --------------
CREDIT INSTITUTIONS--1.6%
   General Motors Acceptance Corp.
     5.45%                             04/17/98       50,000        49,878,889
                                                                --------------
FINANCE SERVICES--9.2%
   Barton Capital Corp.
     5.55%                             04/01/98       50,000        50,000,000
     5.52%                             04/30/98       18,732        18,648,705
   Countrywide Funding Corp.
     5.55%                             04/02/98       50,000        49,992,292
   Dakota Certificates Program
     5.57%                             04/07/98       45,000        44,958,225
     5.52%                             06/04/98       50,000        49,509,333
   Triple A-1 Funding
     5.55%                             04/06/98       25,000        24,980,729
     5.56%                             04/15/98       47,961        47,857,298
                                                                --------------
                                                                   285,946,582
                                                                --------------
FOOD & AGRICULTURE--3.4%
   Diageo Capital PLC
     5.47%                             04/29/98       25,000        24,893,639
     5.46%                             08/26/98       50,000        48,885,250
   Grand Metropolitan Capital Corp.
     5.62%                             04/15/98       30,000        29,934,433
                                                                --------------
                                                                   103,713,322
                                                                --------------
HOUSEHOLD AUDIO & VIDEO EQUIPMENT--1.9%
   Toshiba International Finance
     5.55%                             05/13/98       19,800        19,671,795
     5.47%                             05/15/98       25,000        24,832,861
     5.54%                             05/20/98       13,400        13,298,956
                                                                --------------
                                                                    57,803,612
                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY
   & EQUIPMENT--2.2%
   BTR Dunlop Finance, Inc.
     5.47%                             04/14/98       25,000        24,950,618
     5.40%                             07/24/98       13,000        12,777,700
   Komatsu Finance America
     5.71%                             04/09/98       15,000        14,980,967
     5.71%                             04/17/98       15,000        14,961,933
                                                                --------------
                                                                    67,671,218
                                                                --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                [GRAPHIC OMITTED]



                             STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
COMMERCIAL PAPER (CONTINUED)
MOTOR VEHICLES--3.5%
   BMW US Capital Corp.
     5.54%                             04/17/98      $60,000    $   59,852,267
   Daimler-Benz North America Corp.
     5.56%                             04/14/98       50,000        49,899,611
                                                                --------------
                                                                   109,751,878
                                                                --------------
PHOTOGRAPHIC EQUIPMENT--0.8%
   Fuji Photo Film Finance USA, Inc.
     5.48%                             04/14/98       25,000        24,950,528
                                                                --------------
SECURITY BROKERS & DEALERS--6.5%
   Bear Stearns Companies, Inc.
     5.48%                             07/27/98       25,000        24,554,750
   Lehman Brothers Holdings, Inc.
     5.52%                             05/28/98       40,000        39,650,400
   Merrill Lynch & Co. Canadian
     5.55%                             04/27/98       50,000        49,799,583
     5.45%                             09/02/98       50,000        48,834,306
   Morgan Stanley Group, Inc.
     5.40%                             07/23/98       40,000        39,322,000
                                                                --------------
                                                                   202,161,039
                                                                --------------
WHOLESALE - MISCELLANEOUS DURABLE GOODS--4.0%
   Mitsubishi International Corp.
     5.56%                             04/28/98       50,000        49,791,500
     5.51%                             05/28/98       25,000        24,781,896
     5.51%                             05/29/98       50,000        49,556,139
                                                                --------------
                                                                   124,129,535
                                                                --------------
TOTAL COMMERCIAL PAPER
   (Cost $1,649,772,064)                                         1,649,772,064
                                                                --------------
GUARANTEED INVESTMENT CONTRACT--0.3%
   Peoples Security Life
     5.84%                             04/01/98       10,000        10,000,000
  (Cost $10,000,000)                                            --------------

REPURCHASE AGREEMENTS--8.7%
   Morgan Stanley & Co.
     6.12%                             04/01/98      270,000       270,000,000
     (Agreement dated 03/31/98 to be
     repurchased at $270,045,900.
     Collateralized by $172,695,000
     Federal Home Loan Bank 0% to 7.5%
     due 04/01/98 to 09/18/17,
     $43,765,000 Federal Home Loan
     Mortgage Corp. 0% to 7.83% due 01/27/04
     to 03/27/17, $87,330,000 Federal
     National Mortgage Association 0% to
     6.85% due 09/12/05 to 02/13/13,
     $2,100,257 Government National Mortgage
     Association 6.50% to 12.50% due 05/15/10
     to 07/15/24 and $7,000,000 Student
     Loan Market Association 0% due 10/03/22.
     The value of the collateral is
     $275,523,251.)

  TOTAL REPURCHASE AGREEMENTS
     (Cost $270,000,000)                                           270,000,000
                                                                --------------

                                                      PAR
                                       MATURITY      (000)           VALUE
                                       --------     --------       ---------

VARIABLE RATE OBLIGATIONS--14.8%
AUTO RENTAL AND LEASING--2.2%
   PHH Corp.
     5.62%**                           04/06/98      $25,000    $   24,997,882
     5.62%**                           04/13/98       42,000        41,987,193
                                                                --------------
                                                                    66,985,075
                                                                --------------
BANKS--1.6%
   Skandinaviska Enskilda
     Banken Funding Inc.
     5.61%**                           04/13/98       50,000        49,976,651
                                                                --------------
FINANCIAL SERVICES--6.2%
   General American Life
     5.82%**                           04/01/98       50,000        50,000,000
   SMM Trust
     5.68%**                           04/13/98       58,000        58,000,000
     5.68%**                           04/29/98       50,000        50,000,000
     5.68%**                           06/23/98       35,000        35,000,000
                                                                --------------
                                                                   193,000,000
                                                                --------------
SECURITY BROKERS--4.8%
   Bear Stearns & Co., Inc.
     5.65%**                           04/24/98       40,000        40,000,000
     5.69%**                           05/11/98       12,000        12,011,732
   Lehman Brothers Holdings, Inc.
     5.70%**                           06/05/98       50,000        50,000,000
   Morgan Stanley Group
     5.75%**                           04/10/98       10,000        10,008,732
     5.65%**                           04/20/98       37,000        36,999,537
                                                                --------------
                                                                   149,020,001
                                                                --------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $458,981,727)                                             458,981,727
                                                                --------------
PAINE WEBBER LIQUID INSTITUTIONAL
   RESERVES MONEY MARKET FUND--0.2%
   Paine Webber Liquid Institutional
     Reserves Money Market Fund
     (Cost $6,291,383)                                 6,291         6,291,383
                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
   (Cost $3,124,945,142*)                             100.8%     3,124,945,142

LIABILITIES IN EXCESS
   OF OTHER ASSETS                                     (0.8%)      (25,426,919)
                                                      ------    --------------
NET ASSETS (Equivalent to $1.00
   per share based on 997,597,325
   Institutional shares, 1,777,446,228
   Service shares, 323,964,726
   Investor A shares, 320,574
   Investor B shares and 272,099
   Investor C shares outstanding)                     100.0%    $3,099,518,223
                                                      ======    ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE,
   INVESTOR A, INVESTOR B AND
   INVESTOR C SHARE
   ($3,099,518,223 (DIVIDE) 3,099,600,952)                               $1.00
                                                                         =====


-------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS



                             STATEMENT OF NET ASSETS
                      U.S. TREASURY MONEY MARKET PORTFOLIO

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
U.S. TREASURY OBLIGATIONS--24.5%
   U.S. Treasury Notes
     6.00%                             05/31/98      $15,000    $   15,000,748
     8.25%                             07/15/98       50,000        50,338,010
     6.25%                             07/31/98       20,000        20,037,166
     5.87%                             08/15/98       40,000        40,023,045
     4.75%                             08/31/98       15,000        14,945,283
     4.75%                             09/30/98       20,000        19,912,500
     5.50%                             11/15/98       20,000        19,978,842
     5.87%                             01/31/99       30,000        30,077,985
     5.00%                             02/15/99       15,000        14,931,664
     8.87%                             02/15/99       10,000        10,282,394
     6.25%                             03/31/99       20,000        20,141,608
                                                                --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $255,669,245)                                             255,669,245
                                                                --------------
REPURCHASE AGREEMENTS--85.5%
  Goldman Sachs & Co.
     6.07%                             04/01/98      100,000       100,000,000
     (Agreement dated 03/31/98 to be
     repurchased at $100,016,861.
     Collateralized by $101,952,000 U.S.
     Treasury Notes 5.375% due 02/15/01
     and $126,000 U.S. Treasury Notes
     6.125% due 08/15/07. The value of the
     collateral is $102,000,166.)
   Greenwich Capital Markets
     5.95%                             04/01/98      225,000       225,000,000
     (Agreement dated 03/31/98 to be
     repurchased at $225,037,188.
     Collateralized by $90,445,000
     U.S. Treasury Notes 5.875% due
     08/31/99, $82,214,000 U.S. Treasury
     Notes 7.25% due 05/15/04,
     $17,976,000 U.S. Treasury Notes
     6.625% due 05/15/07 and
     $108,992,000 U.S. Treasury Strips
     8.75% due 08/15/20. The value of
     the collateral is $229,502,429.)
   Merrill Lynch
     5.46%                             04/01/98       50,000        50,000,000
     (Agreement dated 03/31/98 to be
     repurchased at $50,007,583.
     Collateralized by $40,350,000 U.S.
     Treasury Bonds 8.125% due 08/15/21.
     The value of the collateral is $51,037,734.)
   Merrill Lynch
     5.44%                             04/01/98       50,000        50,000,000
     (Agreement dated 03/31/98 to be repurchased at $50,007,556. Collateralized by
     $2,993,000 U.S. Treasury Bonds 8.125%
     due 8/15/21, $33,250,000 U.S. Treasury
     Notes 5.75% due 12/31/98, $13,305,000
     U.S. Treasury Notes 5.875% due 2/28/99.
     The value of the collateral is
     $50,967,080.)

                                                      PAR
                                       MATURITY      (000)           VALUE
                                       --------     --------       ---------
REPURCHASE AGREEMENTS (CONTINUED)
   Morgan Stanley & Co.
     6.07%                             04/01/98     $240,500      $240,500,000
     (Agreement dated 03/31/98 to be
     repurchased at $240,540,551.
     Collateralized by $73,956,000 U.S.
     Treasury Notes 3.375 to 3.625% due
     11/30/99 to 01/15/08, $40,167,000 U.S.
     Treasury Notes 4.75% to 5.875% due
     10/31/98 to 02/15/00, $2,853,000 U.S.
     Treasury Notes 6.0% to 6.25% due
     7/31/98 to 09/30/98 $27,000,000 U.S.
     Treasury Bond 7.25% due 5/15/16,
     $30,530,000 U.S. Treasury Notes 7.75% to
     9.125% due 12/31/99 to 5/15/99 and
     $41,000,000 U.S. Treasury Bonds 9.875%
     due 11/15/15. The value of the
     collateral is $245,883,436.)
   Swiss Bank
     5.75%                             04/01/98       47,000        47,000,000
     (Agreement dated 03/31/98 to be repurchased
     at $47,007,507. Collateralized by
     $19,000,000 U.S. Treasury Notes 5.875% due
     04/30/98 and 44,420,000 U.S. Treasury
     Bonds 6.25% to 9.125% due 05/15/18 to
     08/15/23. The value of the collateral
     is $49,047,579.)
   Swiss Bank
     5.90%                             04/01/98       75,000        75,000,000
     (Agreement dated 03/31/98 to be
     repurchased at $75,012,292.
     Collateralized by $56,328,000 U.S.
     Treasury Bonds 0.00% to 13.25%
     due 10/15/98 to 08/15/17. The value
     of the collateral is $75,589,694.)

TOTAL REPURCHASE AGREEMENTS
   (Cost $787,500,000)                                             787,500,000
                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $1,043,169,245*)                             100.1%     1,043,169,245

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                        (0.1%)         (971,446)
                                                      ------    --------------
NET ASSETS (Equivalent to $1.00
   per share based on 178,182,724
   Institutional shares, 795,955,396
   Service shares and 68,242,116
   Investor A shares outstanding)                     100.0%    $1,042,197,799
                                                      ======    ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($1,042,197,799 (DIVIDE) 1,042,380,236)                               $1.00
                                                                         =====

-------------
* Aggregate cost for Federal tax purposes.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                [GRAPHIC OMITTED]



                             STATEMENT OF NET ASSETS
                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS--99.7%
ARIZONA--4.7%
   Apache County IDA RB (Tuscon
     Electric Power Co. Project)
     Series 1983 DN
     3.75%**                           04/07/98      $ 4,500       $ 4,500,000
   Maricopa County IDRB
     Series 1998 DN
     3.50%**                           04/07/98        9,170         9,170,000
   Santa Cruz County IDRB
     Series 1998 DN
     3.50%**                           04/07/98       10,300        10,300,000
                                                                --------------
                                                                    23,970,000
                                                                --------------
CALIFORNIA--10.3%
   Foothill Eastern Toll Road RB
     Series 1995 DN
     4.40%**                           04/07/98        4,900         4,900,000
   Los Angeles County GO
     Series 1997A TAN
     4.50%                             06/30/98       17,400        17,426,870
   Oakland CTFS Partners RB
     (Capital Equipment Project)
     Series 1985 DN
     3.70%**                           04/07/98       18,300        18,300,000
   San Diego Refunding RB (Multi-Family
     Housing Las Flores Project)
     Series 1991 DN
     3.45%**                           04/07/98          600           600,000
   Southern California Public Power
     Authority Subordinate Refunding RB
     (Palo Verde Project) Series 1996B DN
     3.25%**                           04/07/98        9,400         9,400,000
   State of California GO Series 1997 DN
     4.00%**                           04/07/98        1,500         1,500,000
                                                                --------------
                                                                    52,126,870
                                                                --------------
COLORADO--1.2%
   Colorado Housing Finance Authority
     Multi-Family Housing RB
     Series 1996H DN
     3.75%**                           04/07/98        5,915         5,915,000
                                                                --------------
DELAWARE--1.3%
   Delaware Economic Development
     Authority RB (Normaco Income Project)
     Series 1984 DN
     3.90%**                           04/07/98        6,600         6,600,000
                                                                --------------
FLORIDA--2.9%
   Dade County RB (Youth Fair & Exposition
     Project) Series 1995 DN
     3.70%**                           04/07/98        4,705         4,705,000
   Lee County Healthcare Facilities IDRB
     (Cypress Cove Healthpark Project)
     Series 1997C DN
     3.70%**                           04/07/98        2,200         2,200,000
   Miami Health Facilities Authority RB
     (Jewish Home for the Aged, Inc. Project)
     Series 1996 DN
     3.70%**                           04/07/98        5,900         5,900,000
   Palm Beach County Housing Finance
     Authority RB (Multi-Family Housing
     Lake Crystal Apartments Project,
     Phase 11) Series 1998 DN
     3.80%**                           04/07/98        2,000         2,000,000
                                                                --------------
                                                                    14,805,000
                                                                --------------

                                                      PAR
                                       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
GEORGIA--2.2%
   Clayton County Development Authority RB
     (McIlrath Corp. Project)
     Series 1986 DN
     3.85%**                           04/07/98      $ 4,050       $ 4,050,000
   Fulton County Development Authority RB
     (Georgia Tech Athletic Association
     Project) Series 1995 DN
     3.70%**                           04/07/98        3,500         3,500,000
   Fulton County Development Authority RB
     (The Alfred and Adele Davis Academy
     Income Project ) Series 1996 DN
     3.70%**                           04/07/98        3,500         3,500,000
                                                                --------------
                                                                    11,050,000
                                                                --------------
IDAHO--0.5%
   Idaho GO Series 1997 TAN
     4.62%                             06/30/98        2,500         2,504,420
                                                                --------------
ILLINOIS--11.2%
   Illinois Development Finance Authority
     IDRB (6 West Hubbard Street Project)
     Series 1986 DN
     3.50%**                           04/07/98        3,290         3,290,000
   Illinois Development Finance Authority
     IDRB (Foundation for Safety & Health
     Project) Series 1992 DN
     3.70%**                           04/07/98        5,120         5,120,000
   Illinois Development Finance Authority
     IDRB (Lyric Opera Chicago Project)
     Series 1994 DN
     3.70%**                           04/07/98        1,200         1,200,000
   Illinois Development Finance Authority
     IDRB (Royal Continental Box Co.
     Project) Series 1995A DN
     3.95%**                           04/07/98          900           900,000
   Illinois Development Finance Authority
     IDRB (Webster-Wayne Shopping Center
     Project) Series 1995 DN
     3.70%**                           04/07/98        6,130         6,130,000
   Illinois Development Finance Authority
     PCRB (The Uno-Ven Co. Project)
     Series 1994 DN
     3.70%**                           04/07/98       10,000        10,000,000
   Illinois Development Finance Authority
     RB (Lasalle Foundation Project)
     Series 1997 DN
     3.70%**                           04/07/98        4,000         4,000,000
   Illinois Educational Facilities Authority
     RB (Art Institute of Chicago Project)
     Series 1992 DN
     3.75%**                           04/07/98        1,700         1,700,000
   Illinois Educational Facilities Authority
     RB (Cultural Pooled Financing Project)
     Series 1998 DN
     3.75%**                           04/07/98        5,000         5,000,000
   Illinois Health Facilities Authority RB
     (Evanston Hospital Corp. Project)
     Series 1988 MB
     3.70%                             03/01/99        5,000         5,000,000
   Illinois Health Facilities Authority RB
     (Evanston Hospital Corp. Project)
     Series 1990A MB
     3.90%                             10/15/98        5,000         5,000,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
   Illinois Health Facilities Authority RB
     (Revolving Fund Pooled Financing
     Project) Series 1985 DN
     3.65%**                           04/07/98      $ 1,200       $ 1,200,000
   Illinois Health Facilities Authority RB
     (University of Chicago Hospital Project)
     Series 1994 DN
     3.70%**                           04/07/98        1,800         1,800,000
   Illinois Student Loan Authority RB
     Series 1996A DN
     3.75%**                           04/07/98        1,260         1,260,000
   Illinois Student Loan Authority RB
     Series 1998 DN
     3.75%**                           04/01/98        2,800         2,800,000
   Roselle Village IDRB (Abrasive-Form, Inc.
     Project) Series 1995 DN
     4.05%**                           04/07/98        1,900         1,900,000
   Village of Schiller Park IDRB (Victor
     Products Corp. Project) Series 1995 DN
     4.05%**                           04/07/98          600           600,000
                                                                --------------
                                                                    56,900,000
                                                                --------------
INDIANA--3.2%
   Delaware County Hospital RB (Cardinal
     Health Systems Project)
     Series 1998 DN
     3.70%**                           04/07/98       10,000        10,000,000
   Marion RB (The Synectic Partnership
     Project) Series 1997 DN
     3.70%**                           04/07/98        3,415         3,415,000
   Monroe County IDRB (Griner Engineering
     Project) Series 1997 DN
     3.90%**                           04/07/98        2,784         2,784,000
                                                                --------------
                                                                    16,199,000
                                                                --------------
KENTUCKY--3.2%
   Jefferson County Board of Education GO
     Series 1997 RAN
     3.86%                             06/30/98        6,000         6,000,135
   Maysville Solid Waste Disposal Facilities
     RB (Inland Container Corp. Project)
     Series 1992 MB
     3.80%                             06/25/98       10,000        10,000,000
                                                                --------------
                                                                    16,000,135
                                                                --------------
LOUISIANA--3.2%
   Louisiana Public Facilities Authority RB
     (Hospital Revenue Program, Our Lady
     of The Lake Hospital Project)
     Series 1985 MB
     3.50%                             06/12/98        3,900         3,900,000
   Louisiana Public Facilities Authority RB
     (Hospital Revenue Program, Our Lady
     of The Lake Hospital Project)
     Series 1990 MB
     3.40%                             06/09/98        5,000         5,000,000
   Louisiana Public Facilities Authority
     Hospital RB (Willis-Knighton Medical
     Center Project) Series 1993 DN
     3.70%**                           04/07/98        7,300         7,300,000
                                                                --------------
                                                                    16,200,000
                                                                --------------

                                                      PAR
                                       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
MARYLAND--10.1%
   Anne Arundel County RB (Mountain
     Ridge Apartments Project)
     Series 1996D DN
     3.65%**                           04/01/98      $ 6,325       $ 6,325,000
   Baltimore County PCRB (Baltimore Gas
     and Electric Co. Project)
     Series 1985 TECP
     3.50%                             04/06/98        4,500         4,500,000
   Baltimore County RB (Paths at Loveton
     Project) Series 1996 DN
     3.65%**                           04/07/98        5,660         5,660,000
   Baltimore County RB (Shade Tree Trace
     Project) Series 1996 DN
     3.60%**                           04/07/98        6,500         6,500,000
   Maryland Health and Higher Educational
     Facilities Authority RB (Helix Health
     Hospitals Project) Series 1996A DN
     3.65%**                           04/07/98        5,000         5,000,000
   Maryland Health and Higher Educational
     Facilities Authority RB (Pooled Loan
     Project) Series 1985A DN
     3.75%**                           04/07/98        2,000         2,000,000
   Maryland IDA Finance RB (Brass Mill
     Road Limited Partnership Facility Project)
     Series 1995 DN
     3.85%**                           04/07/98        3,395         3,395,000
   Maryland IDA Finance RB (Patapsco
     Associates Limited Partnership Facility
     Project) Series 1995 DN
     3.85%**                           04/07/98        2,060         2,060,000
   Maryland State Finance Authority IDRB
     (Baltimore International Culinary Project)
     Series 1994 DN
     3.60%**                           04/07/98        3,525         3,525,000
   Westminster Economic Development RB
     (Western Maryland College, Inc.
     Facilities Project) Series 1997 DN
     3.58%**                           04/07/98       12,000        12,000,000
                                                                --------------
                                                                    50,965,000
                                                                --------------
MICHIGAN--0.4%
   Northville IDRB (Thrifty Northville Project)
     Series 1984 DN
     3.77%**                           04/07/98        2,000         2,000,000
                                                                --------------
MINNESOTA--2.6%
   Becker PCRB (Northern States
     Power) Series 1992A DN
     3.50%**                           04/07/98        7,400         7,400,000
   Becker PCRB (Northern States
     Power-Sherbourne Generating
     Station Project) Series 1993A MB
     3.55%                             07/14/98        5,900         5,900,000
                                                                --------------
                                                                    13,300,000
                                                                --------------
MISSISSIPPI--0.2%
   Jackson IDRB (McCarty-Holman Co.
     Project) Series 1985 DN
     3.70%**                           04/07/98        1,000         1,000,000
                                                                --------------
MISSOURI--2.2%
   Kansas City IDRB (Mid-America Health
     Services Project) Series 1984 DN
     3.85%**                           04/07/98        4,500         4,500,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                [GRAPHIC OMITTED]



                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
MISSOURI (CONTINUED)
   Missouri Environmental
     Improvement and Energy
     Resource Authority RB (Kansas
     City Power and Light Co.
     Project) Series 1992 DN
     3.75%**                           04/07/98      $ 5,900       $ 5,900,000
   Missouri Health and Educational Facility
     Authority RB (Sisters of Mercy Health
     System, St. Louis Project)
     Series 1995B DN
     3.65%**                           04/07/98        1,000         1,000,000
                                                                --------------
                                                                    11,400,000
                                                                --------------
NEBRASKA--0.4%
   Nebraska Investment Finance Authority
     Multifamily Loan RB (Apple Creek
     Associates Project) Series 1985A DN
     3.90%**                           04/07/98        1,900         1,900,000
                                                                --------------
NEVADA--0.4%
   Henderson Public Improvement Trust
     RB (Berry Plastics Corp. Project)
     Series 1991 DN
     4.05%**                           04/07/98        1,800         1,800,000
                                                                --------------
NEW HAMPSHIRE--1.4%
   New Hampshire Business Finance
     Authority RB (Wheelabrator Concord
     Project) Series 1997B DN
     3.75%**                           04/07/98        1,200         1,200,000
   New Hampshire Higher Educational and
     Health Facilities Authority RB (Hunt
     Community Issue Project)
     Series 1996 DN
     3.75%**                           04/07/98        6,160         6,160,000
                                                                --------------
                                                                     7,360,000
                                                                --------------
NEW YORK--0.8%
   New York City Municipal Water
     Series 1998 TECP
     3.35%                             05/08/98        3,900         3,900,000
                                                                --------------
NORTH CAROLINA--0.6%
   North Carolina Medical Care
     Commission Hospital RB (Moses H.
     Cone Memorial Hospital Project)
     Series 1993 DN
     3.70%**                           04/07/98        3,200         3,200,000
                                                                --------------
NORTH DAKOTA--0.8%
   Fargo IDRB (Owen Industries, Inc.
     Project) Series 1997 DN
     3.90%**                           04/07/98        1,000         1,000,000
   Mercer County Solid Waste Disposal
     RB (National Rural Utilities Project)
     Series 1995A MB
     3.55%                             09/01/98        3,000         3,000,000
                                                                --------------
                                                                     4,000,000
                                                                --------------
OHIO--4.6%
   Berea GO Series 1997 BAN
     4.00%                             10/15/98        1,305         1,306,017
   Hamilton County GO Series 1997 BAN
     4.25%                             06/12/98        6,010         6,013,983


                                                      PAR
                                       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Montgomery County Economic
     Development Authority RB (Dayton
     Art Institute Project) Series 1996 DN
     3.75%**                           04/07/98      $ 4,400       $ 4,400,000
   Montgomery County Limited Obligation
     RB (Society of St. Vincent de Paul
     Project) Series 1996 DN
     3.75%**                           04/07/98        3,900         3,900,000
   Parma City GO Series 1997 BAN
     4.95%                             08/04/98        4,000         4,013,832
   Youngstown IDRB (Portage Transformer
     Company Project) Series 1996 DN
     3.90%**                           04/07/98        3,910         3,910,000
                                                                --------------
                                                                    23,543,832
                                                                --------------
OKLAHOMA--3.2%
   Muskogee Industrial Trust PCRB
     (Oklahoma Gas and Electric Project)
     Series 1995A DN
     3.75%**                           04/07/98        2,000         2,000,000
   Muskogee Industrial Trust PCRB
     (Oklahoma Gas and Electric Project)
     Series 1997A DN
     3.80%**                           04/07/98        5,000         5,000,000
   Oklahoma Water Resources Board State
     Loan Program RB Series 1995 MB
     3.55%                             09/01/98        9,000         9,000,000
                                                                --------------
                                                                    16,000,000
                                                                --------------
OREGON--0.6%
   Portland Multi-Family Housing RB
     (Village of Lovejoy Fountain Project)
     Series 1997 DN
     3.74%**                           04/07/98        3,000         3,000,000
                                                                --------------
TENNESSEE--10.1%
   Chattanooga IDRB (Southern Foundry
     Supply, Inc. Project) Series 1996 DN
     3.80%**                           04/07/98        1,300         1,300,000
   Clarksville Public Building Authority RB
     Series 1997 DN
     3.70%**                           04/07/98       18,250        18,250,000
   Montgomery County Public Building
     Authority RB (Montgomery County
     Loan Project) Series 1996 DN
     3.70%**                           04/07/98        1,000         1,000,000
   Montgomery County Public Building
     Authority Pooled Financing RB
     (Montgomery County Loan Project)
     Series 1995 DN
     3.70%**                           04/07/98       19,900        19,900,000
   Montgomery County Public Building
     Authority Pooled Financing RB
     Series 1997 DN
     3.70%**                           04/07/98        8,000         8,000,000
   Morristown IDRB (Bos Automotive
     Products, Inc. Project) Series 1997 DN
     3.80%**                           04/07/98        2,000         2,000,000
   Oak Ridge IDRB (Solid Waste M4
     Environmental Project) Series 1996 DN
     3.80%**                           04/07/98          900           900,000
                                                                --------------
                                                                    51,350,000
                                                                --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS



                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
TEXAS--8.6%
   Angelina and Neches River Authority
     Solid Waste Disposal RB (Temple-
     Eastex, Inc. Project) Series 1993 MB
     3.85%                             06/19/98      $ 5,000       $ 5,000,000
     3.80%                             06/25/98        1,000         1,000,000
   Austin Higher Education Authority RB
     (St. Edwards University Project)
     Series 1995 DN
     3.75%**                           04/07/98        1,900         1,900,000
   Board of Regents Texas A&M University
     Series 1998 TECP
     3.10%                             05/06/98       15,000        15,000,000
   Houston GO (Tax and Revenue
     Project) Series 1997 TECP
     4.50%                             06/30/98        1,400         1,402,976
   Houston GO Series 1998 TECP
     3.60%                             05/07/98        7,000         7,000,000
   Mesquite Industrial Development Corp.
     RB (Morrison Products, Inc. Project)
     Series 1997 DN
     3.74%**                           04/07/98        4,000         4,000,000
   Texas GO Series 1997 TRAN
     4.75%                             08/31/98        8,000         8,029,177
                                                                --------------
                                                                    43,332,153
                                                                --------------
UTAH--1.6%
   Utah GO Highway Commercial
     Paper Note Series 1998A TECP
     3.60%                             05/20/98        8,000         8,000,000
                                                                --------------
VIRGINIA--2.9%
   Lynchburg IDA Hospital Facilities RB
     (VHA Mid-Atlantic States Capital Asset
     Finance Program) Series 1985B DN
     3.70%**                           04/07/98        3,000         3,000,000
   Metropolitan Washington D.C. Airports
     Authority Passenger Facility
     Flexible Term Notes Series 1998 MB
     3.65%                             04/24/98        8,000         8,000,000
   Roanoke IDA Hospital RB (Carillon Health
     System Project) Series 1995C DN
     3.70%**                           04/07/98        3,500         3,500,000
                                                                --------------
                                                                    14,500,000
                                                                --------------
WASHINGTON--0.5%
   Yakima County Public Corporation RB
     (Jeld-Wen Income Project)
     Series 1988 DN
     3.70%**                           04/07/98        2,540         2,540,000
                                                                --------------
WEST VIRGINIA--0.6%
   Marshall County PCRB (PPG Industries,
     Inc. Project) Series 1992 DN
     3.80%**                           04/07/98        3,000         3,000,000
                                                                --------------
WISCONSIN--2.0%
   Stevens Point Tax-Exempt Facilities RB
     (Consolidated Paper Co. Project)
     Series 1997 DN
     3.75%**                           04/02/98        2,500         2,500,000
   Wisconsin GO Series 1997 TRAN
     4.50%                             06/15/98        5,000         5,006,436
   Wisconsin GO (Transportation
     Revenue Project) Series 1997A TECP
     3.35%                             05/06/98        2,000          2,000,000


                                                      PAR
                                       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
WISCONSIN (CONTINUED)
   Wisconsin University Hospitals and
     Clinics Authority RB Series 1997 DN
     3.65%**                           04/07/98       $  500    $      500,000
                                                                --------------
                                                                    10,006,436
                                                                --------------
WYOMING--1.2%
   Sweetwater County PCRB (Pacificorp
     Project) Series 1992B DN
     3.25%**                           04/01/98        6,305         6,305,000
                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $504,672,846*)                                99.7%       504,672,846

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                       0.3%         1,752,813
                                                      ------      ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 123,114,679 Institutional
   shares, 376,480,157 Service shares,
   6,850,709 Investor A shares and 9,357
   Investor C shares outstanding)                     100.0%      $506,425,659
                                                      ======      ============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER INSTITUTIONAL,
   SERVICE, INVESTOR A AND
   INVESTOR C SHARE
   ($506,425,659 (DIVIDE) 506,454,902)                                   $1.00
                                                                         =====

--------------
 *   Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 1998, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                [GRAPHIC OMITTED]



                             STATEMENT OF NET ASSETS
                   NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS--99.4%
NEW JERSEY--95.1%
   Atlantic City Improvement Authority RB
     (Convention Center Project)
     Series 1985 MB
     6.70%                             07/01/98       $  855    $      860,924
   Bergen County GO Series 1997 MB
     4.50%                             07/15/98        1,755         1,758,186
   Berkeley Heights GO Series 1998 BAN
     3.86%                             11/06/98        1,056         1,056,033
   Brick Township GO Series 1998 BAN
     3.87%                             02/18/99        4,151         4,160,734
   Camden County Improvement Authority
     RB (Jewish Community Center Project)
     Series 1995 DN
     3.50%**                           04/01/98        1,035         1,035,000
   Dover Township GO Series 1997 MB
     5.00%                             04/01/98          285          285,000
   Essex County GO Series 1997 MB
     4.35%                             07/15/98          345          345,529
   Evesham Township General Improvement
     GO Series 1997A MB
     4.80%                             09/15/98          500          502,220
   Evesham Township General Improvement
     GO Series 1997B MB
     4.80%                             09/15/98          150          150,666
   Fair Lawn GO Series 1997 BAN
     3.95%                             12/17/98        3,329         3,334,027
   Galloway Township GO Series 1998 BAN
     4.25%                             10/30/98        3,000         3,007,120
   Hillside Township GO Series 1997 MB
     4.70%                             06/15/98          150           150,242
   Hopewell Township GO Series 1997 BAN
     4.25%                             05/22/98        1,208         1,208,913
   Irvington Township GO Series 1993 MB
     3.90%                             04/01/98          440           440,000
   Lumberton Township School District RB
     (Fiscal Funding Project) Series 1998 MB
     7.70%                             04/07/98          125           130,012
   Mommouth County Improvement Authority
     RB Series 1995 MB
     4.10%                             07/15/98          500           500,780
   Mount Olive Township Board of Education
     GO Series 1998 MB
     4.90%                             01/15/99          760           767,318
   Mullica Township GO Series 1997 MB
     4.62%                             11/15/98          105           105,525
   New Jersey Economic Development
     Authority RB (Bethany Baptist Church
     Project) Series 1998 MB
     3.60%                             04/07/98        1,500         1,500,000
   New Jersey Economic Development
     Authority RB (East Meadow Corp.
     Project) Series 1986B DN
     3.80%**                           04/07/98        4,770         4,770,000
   New Jersey Economic Development
     Authority RB (East Meadow Corp.
     Project) Series 1997A DN
     3.80%**                           04/07/98        2,675         2,675,000
   New Jersey Economic Development
     Authority RB (First Mortgage Cranes
     Mill Project) Series 1997 DN
     3.60%**                           04/07/98        3,600         3,600,000

                                                      PAR
                                       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development
     Authority RB (Keystone Project)
     Series 1992 MB
     3.45%                             04/07/98      $ 3,000     $   3,000,000
     3.20%                             05/14/98        3,100         3,100,000
   New Jersey Economic Development
     Authority RB (Local Housing Project)
     Series 1992D-1 DN
     3.65%**                           04/07/98        1,560         1,560,000
   New Jersey Economic Development
     Authority RB (Nandan Co. Project)
     Series 1995 DN
     3.75%**                           04/07/98        2,155         2,155,000
   New Jersey Economic Development
     Authority RB (Newark Recycling Co.
     Project) Series 1997 MB
     3.95%                             12/15/98        2,000         2,000,000
   New Jersey Economic Development
     Authority RB (Venice Maid Foods
     Project) Series 1997 DN
     3.75%**                           04/07/98        1,000         1,000,000
   New Jersey Economic Development
     Authority RB (St. James Prep. Project)
     Series 1998 DN
     3.60%**                           04/07/98        1,000         1,000,000
   New Jersey Economic Development
     Authority RB (Wood Hollow Associates
     Project) Series 1997 DN
     3.75%**                           04/07/98        2,495         2,495,000
   New Jersey Economic Development
     Authority PCRB (Public Service
     Electric & Gas Co. Project)
     Series 1995A DN
     3.37%**                           04/07/98          700           700,000
   New Jersey Economic Development
     Authority Refunding RB (Natural Gas
     Co. Project) Series 1998B DN
     3.35%**                           04/07/98        2,500         2,500,000
   New Jersey Economic Development
     Authority Water Facilities RB
     (Elizabethtown Water Co. Project)
     Series 1997B DN
     3.30%**                           04/07/98        3,400         3,400,000
   New Jersey Educational Facilities
     Authority RB (Higher Education
     Equipment Leasing Project)
     Series 1994 MB
     5.00%                             09/01/98          200           200,974
   New Jersey GO Series 1998 TRAN
     3.50%                             04/09/98        5,000         5,000,000
   New Jersey Higher Education Assistance
     Authority Student Loan RB (New Jersey
     Class Loan Program Project)
     Series 1997B MB
     3.90%                             06/01/98        1,400         1,400,000
   New Jersey Housing & Mortgage Finance
     Agency Tax-Exempt Eagle Trust
     Certificates Series 1997A DN
     3.77%**                           04/07/98        4,000         4,000,000
   New Jersey Sports and Exposition
     Authority Luxury Tax RB (Convention
     Center Project) Series 1998 MB
     5.00%                             07/01/98          150           150,457
   New Jersey TRAN Commercial Paper
     Series 1998
     3.50%                             06/15/98        2,000         2,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS



                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Transportation Trust Fund
     Authority RB (P-Floats Project)
     Series 1997 MB
     3.45%                             04/07/98      $ 4,425      $  4,425,000
   New Jersey Transportation Trust Fund
     Authority Trust Receipts RB
     (Transportation System Project)
     Series 1996A DN
     3.70%**                           04/07/98        7,500         7,500,000
   New Jersey Transportation Trust Fund
     RB Series 1993A MB
     4.30%                             06/15/98          500           500,597
   New Jersey Transportation Trust
     Fund RB (Transportation System
     Project) Series 1996B MB
     5.00%                             06/15/98        3,000         3,009,156
   North Caldwell GO Series 1997 BAN
     4.12%                             06/12/98          999           999,572
   Park Ridge GO Series 1997 MB
     4.55%                             08/01/98          195           195,474
   Passaic County Utilities Authority GO
     Series 1997B RAN
     3.90%                             08/04/98        1,800         1,800,000
   Peapack Gladstone GO
     Series 1997 BAN
     4.25%                             05/14/98        2,698         2,698,914
   Plainsboro Township GO
     Series 1997 BAN
     4.50%                             05/19/98        1,443         1,444,303
   Rahway GO Series 1997 BAN
     4.12%                             10/09/98        1,000         1,001,381
   Randolf Township GO
     Series 1997 BAN
     3.82%                             06/19/98        1,000         1,000,061
   Readington Township GO
     Series 1997 MB
     5.12%                             04/15/98          220           220,082
   Salem County Pollution Control
     Financing Authority PCRB
     (Atlantic City Electric Co. Project)
     Series 1997A DN
     3.45%**                           04/07/98        1,200         1,200,000
   Salem County Pollution Control
     Financing Authority PCRB
     (Atlantic City Electric Co. Project)
     Series 1997B DN
     3.55%**                           04/07/98        1,000         1,000,000
   Salem County Pollution Control
     Financing Authority PCRB
     (E.I. DuPont de Nemours & Company
     Project) Series 1982A DN
     3.40%**                           04/07/98        9,600         9,600,000
   Salem County Pollution Control
     Financing Authority PCRB
     (Public Service Electric and
     Gas Project) Series 1997 DN
     3.40%**                           04/07/98        1,500         1,500,000
   West Milford Township GO
     Series 1998A BAN
     4.00%                             07/23/98        3,000         3,004,308
                                                                --------------
                                                                   109,103,508
                                                                --------------


                                                      PAR
                                       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
NEW YORK--4.3%
   Port Authority of New York and
     New Jersey RB Series 1998 MB
     3.55%                             04/07/98      $ 1,900    $    1,900,000
     3.45%                             06/12/98        3,080         3,080,000
                                                                --------------
                                                                     4,980,000
                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $114,083,508*)                                99.4%       114,083,508

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                       0.6%           691,075
                                                      ------     -------------
NET ASSETS (Equivalent to $1.00
   per share based on 9,438,456
   Institutional shares, 73,511,855
   Service shares and 31,842,531
   Investor A shares outstanding)                     100.0%      $114,774,583
                                                      ======      ============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($114,774,583 (DIVIDE) 114,792,842)                                   $1.00
                                                                         =====

--------------
 *   Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 1998, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                [GRAPHIC OMITTED]



                             STATEMENT OF NET ASSETS
                 NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS--99.8%
NORTH CAROLINA--91.2%
   Asheville Certificates of Participation
     Series 1993A DN
     3.60%**                           04/07/98      $ 1,100      $  1,100,000
   Buncombe County GO Series 1997 DN
     3.65%**                           04/07/98        6,000         6,000,000
   Catawba County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (WSMP, Inc. Project)
     Series 1992 DN
     3.80%**                           04/07/98          500           500,000
   Charlotte Airport Refunding RB
     Series 1993A DN
     3.65%**                           04/07/98        6,400         6,400,000
   Charlotte Airport Refunding RB
     Series 1997A DN
     3.75%**                           04/07/98        2,000         2,000,000
   Charlotte-Mecklenburg Hospital Authority
     RB (Health Care System Project)
     Series 1996B DN
     3.70%**                           04/07/98        2,250         2,250,000
   Cumberland County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (BG Properties, LLC
     Project) Series 1998 DN
     3.90%**                           04/07/98        1,500         1,500,000
   Durham GO Series 1993 DN
     3.65%**                           04/07/98        5,635         5,635,000
   Gaston County GO Series 1997 MB
     5.25%                             05/01/98        1,200         1,201,341
   Green County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Federal Paper Board Co., Inc.
     Project) Series 1989 DN
     3.70%**                           04/07/98        1,100         1,100,000
   Green County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Snow Hill Tape Corp. Project)
     Series 1995 DN
     3.70%**                           04/07/98        2,000         2,000,000
   Greensboro Certificate of Participation
     (Equipment Project) Series 1994 DN
     3.70%**                           04/07/98        2,800         2,800,000
   Greensboro Certificates of Participation
     (Greensboro Coliseum Complex
     Improvement Project) Series 1995A DN
     3.70%**                           04/07/98        2,000         2,000,000
   Greensboro GO Public Improvement
     Bonds Series 1998 DN
     3.70%**                           04/07/98        2,460         2,460,000
   Guilford County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (U.S. Label Corp. Project)
     Series 1995 DN
     3.70%**                           04/07/98        2,500         2,500,000
   Haywood Regional Medical Center RB
     Series 1997 DN
     3.70%**                           04/07/98        2,000         2,000,000
   Johnston County Industrial Facilities and
     Pollution Control Finance Authority
     PCRB (Kabivitrum, Inc. Project)
     Series 1988 DN
     3.70%**                           04/07/98        3,450         3,450,000
   Lee County GO Series 1997 DN
     4.80%**                           04/01/98        1,250         1,250,000


                                                      PAR
                                       MATURITY      (000)           VALUE
                                       --------     --------       ---------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Lee County Industrial Facilities and
     Pollution Control Financing Authority
     Refunding IDRB (Trion, Inc. Project)
     Series 1995 DN
     3.60%**                           04/07/98      $ 1,700     $   1,700,000
   Mecklenburg County GO
     Series 1998C DN
     3.65%**                           04/07/98        5,000         5,000,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Aplix, Inc. Project)
     Series 1996 DN
     3.70%**                           04/07/98        4,200         4,200,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Griffith Micro Science
     Project) Series 1995 DN
     3.75%**                           04/07/98        1,500         1,500,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Otto Industries, Inc.
     Project) Series 1988 DN
     3.80%**                           04/07/98        2,950         2,950,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing Authority
     RB (Piedmont Plastics Project)
     Series 1997 DN
     3.90%**                           04/07/98        4,700         4,700,000
   New Hanover County GO
     Series 1996 MB
     5.00%                             05/01/98          750           750,776
   New Hanover County Industrial Facilities
     IDRB (Interroll Corp. Project)
     Series 1989 DN
     3.80%**                           04/02/98        1,195         1,195,000
   North Carolina Agricultural Finance
     Authority Agricultural Development RB
     (Harvey Fertilizer & Gas Co. Project)
     Series 1995 DN
     3.70%**                           04/07/98        1,740         1,740,000
   North Carolina Eastern Municipal
     Power Agency Power System RB
     Series 1988B TECP
     3.30%                             05/18/98        1,190         1,190,000
     3.45%                             05/20/98        8,000         8,000,000
   North Carolina Eastern Municipal Power
     Agency Power System RB
     Series 1998 TECP
     3.20%                             05/19/98        6,500         6,500,000
   North Carolina Educational Facilities
     Finance Agency RB (Duke University
     Project) Series 1991B DN
     3.60%**                           04/07/98          200           200,000
   North Carolina Educational Facilities
     Finance Agency RB (Duke University
     Project) Series 1992A DN
     3.60%**                           04/07/98        4,600         4,600,000
   North Carolina Educational Facilities
     Finance Agency RB (Gardner-Webb
     University Project) Series 1997 DN
     3.70%**                           04/07/98        2,500         2,500,000
   North Carolina Education Facility
     Finance Agency RB (Greensboro
     College Project) Series 1997 DN
     3.70%**                           04/01/98          500           500,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS



                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Educational Facilities
     Finance Agency RB (The Bowman
     Gray School of Medicine Project)
     Series 1990 DN
     3.60%**                           04/07/98      $ 2,500     $   2,500,000
   North Carolina Educational Facilities
     Finance Agency RB (The Bowman
     Gray School of Medicine Project)
     Series 1996 DN
     3.60%**                           04/07/98        2,300         2,300,000
   North Carolina Educational Facilities
     Finance Agency RB (Wake Forest
     University Project) Series 1997 MB
     3.80%                             11/01/98        1,250         1,250,000
   North Carolina Industrial Facilities and
     Pollution Control Financing Authority
     RB (GVK America, Inc. Project)
     Series 1990 MB
     4.00%                             12/01/98        2,310         2,310,000
   North Carolina Medical Care Commission
     Hospital RB (Baptist Hospital Project)
     Series 1992B DN
     3.70%**                           04/07/98        1,500         1,500,000
   North Carolina Medical Care Commission
     Hospital RB (Duke University Hospital
     Project) Series 1985D DN
     3.60%**                           04/07/98        1,000         1,000,000
   North Carolina Medical Care Commission
     Hospital RB (Lincoln Health System
     Project) Series 1996A DN
     3.70%**                           04/07/98        4,500         4,500,000
   North Carolina Medical Care Commission
     Hospital RB (Moses H. Cone Memorial
     Hospital Project) Series 1993 DN
     3.70%**                           04/07/98        1,600         1,600,000
   North Carolina Medical Care Commission
     Hospital RB (Park Ridge Hospital
     Project) Series 1988 DN
     3.70%**                           04/07/98        3,800         3,800,000
   North Carolina Medical Care Commission
     Hospital RB (Pooled Equipment
     Financing Project) Series 1985 DN
     3.65%**                           04/07/98        8,200         8,200,000
   North Carolina Medical Care Commission
     Hospital RB (Pooled Financing Project)
     Series 1994 DN
     3.70%**                           04/07/98        2,500         2,500,000
   North Carolina Medical Care Commission
     RB (Angel Medical Center, Inc.
     Project) Series 1997 DN
     3.70%**                           04/07/98        3,000         3,000,000
   North Carolina Municipal Power Agency
     Number 1 (Catawba Project)
     Series 1998 TECP
     3.40%                             05/14/98        4,600         4,600,000
     3.55%                             05/15/98        4,000         4,000,000
   Person County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Carolina Power &
     Light Co. Project) Series 1992A DN
     3.80%**                           04/07/98        1,200         1,200,000
   Rockingham County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Whiteridge, Inc. Project)
     Series 1998 DN
     3.90%**                           04/07/98        1,500         1,500,000

                                                      PAR
                                       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Sampson County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Dubose Strapping, Inc. Project)
     Series 1997 DN
     3.80%**                           04/07/98      $ 1,800     $   1,800,000
   Union County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Rock-Tenn Converting Co.
     Project) Series 1997 DN
     3.80%**                           04/07/98        1,750         1,750,000
   University of North Carolina Chapel Hill
     RB (Parking System Project)
     Series 1997C DN
     3.70%**                           04/07/98        1,400         1,400,000
   University of North Carolina Chapel Hill
     School of Medicine RB (Ambulatory
     Care Clinic Project) Series 1990 DN
     3.75%**                           04/07/98        1,900         1,900,000
   Wake County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Carolina Power &
     Light Co. Project) Series 1985A DN
     3.60%**                           04/07/98        3,380         3,380,000
   Wake County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Carolina Power & Light Co.
     Project) Series 1985B DN
     4.50%**                           04/07/98        8,400         8,400,000
   Wake County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Carolina Power & Light Co.
     Project) Series 1985C DN
     4.50%**                           04/07/98        1,400         1,400,000
   Wake County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Carolina Power & Light Co.
     Project) Series 1987 DN
     3.90%**                           04/01/98        2,550         2,550,000
   Wake County Industrial Facilities and
     Pollution Control Financing Authority
     Refunding RB (Carolina Power & Light
     Co. Project) Series 1990A TECP
     4.10%                             04/02/98        5,500         5,500,000
   Wilkes County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Schas Circular Industries, Inc.
     Project) Series 1997A DN
     3.75%**                           04/07/98        6,325         6,325,000
   Wilson County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (North Carolina Chip Co.
     Project) Series 1989 DN
     3.80%**                           04/07/98          500           500,000
   Winston Salem Certificates of
     Participation (Risk Acceptance
     Management Corp. Project)
     Series 1988 DN
     3.75%**                           04/07/98          460           460,000
   Winston Salem GO Series 1991C MB
     6.50%                             06/01/98          500           502,298
                                                                --------------
                                                                   174,999,415
                                                                --------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                [GRAPHIC OMITTED]



                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO--8.6%
   Puerto Rico GO Series 1997A TRAN
     4.50%                             07/30/98      $ 7,500     $   7,518,113
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Key Pharmaceuticals Project)
     Series 1983 MB
     3.75%                             12/01/98        5,000         4,998,830
   Puerto Rico Government Development
     Bank Series 1998 TECP
     3.40%                             05/12/98        4,000         4,000,000
                                                                --------------
                                                                    16,516,943
                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $191,516,358*)                                99.8%       191,516,358

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                       0.2%           376,618
                                                      ------      ------------
NET ASSETS (Equivalent to $1.00
   per share based on 168,704,976
   Institutional shares, 22,964,845
   Service shares and 222,696 Investor A
   shares outstanding)                                100.0%      $191,892,976
                                                      ======      ============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($191,892,976 (DIVIDE) 191,892,517)                                   $1.00
                                                                         =====

-------------
 *   Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 1998, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS



                             STATEMENT OF NET ASSETS
                      OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS--99.6%
OHIO--99.6%
   Belmont County GO Series 1997 BAN
     4.17%                             11/24/98      $ 1,250     $   1,252,108
   Berea GO Series 1997 BAN
     4.00%                             10/15/98        1,000         1,000,779
   Butler County GO Series 1997 BAN
     4.25%                             10/22/98        2,000         2,004,304
   Butler County Transportation
     Improvement District Authority RB
     Series 1997A MB
     6.00%                             04/01/98        3,000         3,000,000
   Cincinnati City School District GO
     Series 1998 TAN
     4.08%                             12/31/98        2,000         2,006,969
   Cleveland Airport System RB
     Series 1997D DN
     3.80%**                           04/07/98        3,000         3,000,000
   Cuyahoga County Hospital RB
     (Cleveland Clinic Foundation Project)
     Series 1997A DN
     3.70%**                           04/01/98        1,400         1,400,000
   Cuyahoga County Hospital RB
     (Cleveland Clinic Foundation
     Project) Series 1998A DN
     3.70%**                           04/01/98          700           700,000
   Cuyahoga County IDRB (Pleasant Lake
     Associates Project) Series 1995 DN
     3.74%**                           04/07/98          920           920,000
   Delaware County IDRB (Air Waves, Inc.
     Project) Series 1995 DN
     3.89%**                           04/07/98          935           935,000
   East Palestine GO Series 1997 BAN
     3.93%                             08/28/98        1,000         1,000,000
   Erie County IDRB (Brighton Manor Co.
     Project) Series 1986 DN
     3.85%**                           04/07/98        3,700         3,700,000
   Franklin County IDRB (Alco Standard
     Corp. Project) Series 1994 DN
     3.75%**                           04/07/98        2,000         2,000,000
   Greene County Economic Development
     RB (Ashford Center Project)
     Series 1995 DN
     3.80%**                           04/07/98        2,040         2,040,000
   Greene County IDRB (AFC Stamping &
     Production, Inc., Barsplice Products
     Project) Series 1995 DN
     3.89%**                           04/07/98        1,000         1,000,000
   Greene County IDRB (Antioch Publishing
     Co. Project) Series 1996 DN
     3.90%**                           04/07/98        2,200         2,200,000
   Hamilton County GO Series 1997 BAN
     4.25%                             06/12/98        1,730         1,731,146
   Hilliard City GO Series 1997 BAN
     4.15%                             09/10/98        1,100         1,101,406
   Lucas County Health Facilities Authority
     RB (Lutheran Homes Society Project)
     Series 1996 DN
     3.75%**                           04/07/98          700           700,000
   Lucas County IDRB (Vega Industries, Inc.
     Project) Series 1995 DN
     3.90%**                           04/07/98        2,040         2,040,000
   Mason City GO Series 1997 BAN
     3.95%                             12/17/98        1,150         1,151,183
   Medina County Housing RB (The Oaks at
     Medina Project) Series 1997B DN
     3.75%**                           04/07/98          700           700,000

                                                      PAR
                                       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Moreland Hills GO Series 1997 BAN
     4.05%                             07/13/98      $ 1,150     $   1,150,955
   Newark City GO Series 1998 BAN
     4.00%                             03/12/99        2,000         2,006,369
   Ohio Air Quality Development Authority
     PCRB (JMG Funding, Ltd. Partnership
     Project) Series 1994B DN
     3.65%**                           04/01/98        2,400         2,400,000
   Ohio Air Quality Development Authority
     PCRB (JMG Funding, Ltd. Partnership
     Project) Series 1995B DN
     3.65%**                           04/07/98        3,100         3,100,000
   Ohio Air Quality Development Authority
     PCRB (Ohio Edison Co. Project)
     Series 1988B MB
     4.10%                             05/01/98        1,800         1,800,000
   Ohio Air Quality Development Authority
     PCRB (Pennsylvania Power Co.
     Project) Series 1997 DN
     3.75%**                           04/07/98        4,500         4,500,000
   Ohio Air Quality Development Authority
     PCRB (PPG Industries, Inc. Project)
     Series 1988A DN
     3.80%**                           04/07/98        7,000         7,000,000
   Ohio Air Quality Development Authority
     PCRB (Timken Co. Project)
     Series 1992 DN
     3.70%**                           04/01/98        2,700         2,700,000
   Ohio Air Quality Development Authority
     PCRB (USX Project) Series 1995 MB
     3.55%                             06/15/98        2,115         2,115,000
   Ohio Environmental Improvement RB
     (U.S. Steel Corp. Project)
     Series 1986 DN
     4.25%**                           04/07/98        1,000         1,000,000
   Ohio Higher Educational Facility
     Community RB (Oberlin College
     Project) Series 1985 DN
     3.55%**                           04/07/98        2,000         2,000,000
   Ohio Housing Finance Authority
     Mortgage RB Series 1995A-2 MB
     3.80%                             03/01/99        5,000         5,000,000
   Ohio Housing Finance Agency
     Multi-Family Housing RB (Lincoln
     Park Association Project)
     Series 1985 MB
     3.85%                             05/01/98          670           670,000
   Ohio Housing Finance Agency
     Multi-Family Housing RB (The Club at
     Spring Valley Apartments Project)
     Series 1996A DN
     3.74%**                           04/07/98        4,500         4,500,000
   Ohio IDRB (Anomatic Corp. Project)
     Series 1994 DN
     3.90%**                           04/02/98        1,350         1,350,000
   Ohio IDRB (Ashley Ward, Inc. Project)
     Series 1997 DN
     3.95%**                           04/07/98        2,000         2,000,000
   Ohio Solid Waste Disposal RB
     (B.P. Exploration and Oil Project)
     Series 1998 DN
     3.85%**                           04/07/98        1,300         1,300,000
   Ohio Solid Waste Disposal RB (USG
     Corp. Project) Series 1997 DN
     3.75%**                           04/07/98        3,000         3,000,000



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                [GRAPHIC OMITTED]



                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio Special Obligation Elementary and
     Secondary Education Capital Facilities
     RB Series 1997 MB
     4.50%                             12/01/98      $ 1,200     $   1,205,438
   Ohio Water Authority Solid Waste
     Disposal RB (American Steel & Wire
     Corp. Project) Series 1995 DN
     3.85%**                           04/07/98        8,100         8,100,000
   Ohio Water Development Authority PCRB
     (Cleveland Electric Co. Project)
     Series 1997B DN
     3.70%**                           04/07/98        5,000         5,000,000
   Ohio Water Development Authority
     Refunding RB (Timken Co. Project)
     Series 1992 DN
     3.70%**                           04/07/98        3,000         3,000,000
   Orange Village City GO Series 1998 BAN
     3.75%                             10/27/98        1,250         1,250,000
   Parma City GO Series 1998 BAN
     4.95%                             08/05/98        3,000         3,013,317
   Pickerington City GO Series 1997 BAN
     4.25%                             11/13/98        1,800         1,803,746
   Portage County IDRB (Action Super
     Abrasive Project) Series 1996 DN
     3.90%**                           04/07/98        1,150         1,150,000
   Portage County IDRB (Lovejoy Industries
     Project) Series 1994 DN
     3.95%**                           04/07/98        1,410         1,410,000
   Springboro City GO Series 1998 BAN
     4.05%                             01/28/99        1,100         1,102,185
   Strongsville GO Series 1997 BAN
     4.02%                             11/18/98        1,400         1,402,047
   Strongsville IDRB (Web Plastics Co.
     Project) Series 1997 DN
     3.90%**                           04/07/98        1,135         1,135,000
   Summit County IDRB (Austin Printing Co.,
     Inc. Project) Series 1994 DN
     3.90%**                           04/07/98          520           520,000
   Summit County IDRB (Forest Manufacturing
     Project) Series 1994 DN
     3.85%**                           04/02/98          400           400,000
   Toledo Adjustable Rate City Services
     Special Assessment Notes
     Series 1997 DN
     3.70%**                           04/07/98        3,000         3,000,000
   Trumbull County IDRB (ATD Corp. Project)
     Series 1995 DN
     3.89%**                           04/07/98        1,905         1,905,000
   Westlake Economic Development RB
     (Oaks Development Co. Project)
     Series 1994 DN
     3.80%**                           04/07/98        1,895         1,895,000
   Westlake School District GO
     Series 1997 BAN
     4.29%                             06/10/98        1,250         1,251,146
                                                                --------------


                                                                  VALUE
                                                              -------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $121,718,098*)                                99.6%      $121,718,098

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                       0.4%           449,237
                                                      ------      ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 30,525,024 Institutional
   shares, 71,986,333 Service shares and
   19,684,867 Investor A shares outstanding)          100.0%      $122,167,335
                                                      ======      ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($122,167,335 (DIVIDE) 122,196,224)                                   $1.00
                                                                         =====

-----------------
 *   Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 1998, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS



                             STATEMENT OF NET ASSETS
                  PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS--99.9%
PENNSYLVANIA--95.4%
   Allegheny County RB (U.S. Steel Corp.
     Project) Series 1985 MB
     3.50%                             05/13/98      $ 2,100     $   2,100,000
     3.55%                             06/10/98        5,000         5,000,000
   Allegheny County Environmental
     Improvement RB (USX Corp. Project)
     Series 1998 MB
     3.20%                             05/07/98        1,000         1,000,000
   Allegheny County Higher Education Building
     Authority RB (University of Pittsburgh
     Project) Series 1985C DN
     3.55%**                           04/07/98        1,890         1,890,000
   Allegheny County Hospital Development
     Authority RB (Allegheny General
     Hospital Project) Series 1995B DN
     3.65%**                           04/07/98       11,600        11,600,000
   Allegheny County IDA PCRB (Duquesne
     Light Co. Project) Series 1990A MB
     3.60%                             01/27/99        5,000         5,000,000
   Allegheny County IDA RB (United Mobile
     Video Project) Series 1997 DN
     3.85%**                           04/02/98        4,000         4,000,000
   Allegheny County IDA Refunding PCRB
     (Duquesne Light Co. Project)
     Series 1992A MB
     3.85%                             10/21/98        8,000         8,000,000
   Beaver County IDA Environmental
     Improvement RB (BASF Corp.
     Project) Series 1997 DN
     3.95%**                           04/07/98        1,900         1,900,000
   Beaver County IDA PCRB (Duquesne
     Light Co.; Beaver Valley Project)
     Series 1998 MB
     3.45%                             05/14/98        9,400         9,400,000
     3.60%                             05/15/98        1,000         1,000,000
   Beaver County IDA Refunding PCRB
     (Atlantic Richfield Co. Project)
     Series 1995 DN
     3.65%**                           04/07/98        9,200         9,200,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co.; Beaver Valley
     Project) Series 1990A DN
     3.60%**                           04/07/98        4,100         4,100,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co.; Mansfield
     Project) Series 1990B DN
     3.60%**                           04/07/98        1,100         1,100,000
   Beaver County IDA Refunding PCRB
     (Toledo Edison Project)
     Series 1992E TECP
     3.80%                             12/01/98       10,000        10,000,000
   Beaver County IDRB (Duquesne Light Co.;
     Beaver Valley Project) Series 1998 MB
     3.50%                             04/01/98          800           800,000
     3.50%                             06/05/98        1,000         1,000,000
   Bedford County IDA IDRB (Sepa, Inc.
     Facility Project) Series 1985 DN
     3.70%**                           04/07/98        3,000         3,000,000
   Berks County IDA RB Series 1996 MB
     3.60%                             07/17/98        4,200         4,200,000
   Berks County IDA Manufacturing
     Facilities RB (Grafika Commercial
     Printing, Inc. Project) Series 1995 DN
     3.90%**                           04/07/98        2,790         2,790,000

                                                      PAR
                                       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Berks County IDA RB (Beacon
     Container Corp. Project)
     Series 1997A DN
     4.62%**                           04/01/98      $ 2,600     $   2,600,000
   Berks County IDA RB (Berks Products
     Project) Series 1996 DN
     3.90%**                           04/07/98        2,620         2,620,000
   Berks County IDA RB (Lutheran Home
     at Topton Project) Series 1995 DN
     3.60%**                           04/07/98        1,800         1,800,000
   Berks County IDA RB (Richard J. Caron
     Foundation Project) Series 1996 DN
     3.60%**                           04/01/98        1,900         1,900,000
   Berks County IDA RB (Hub Fabricating
     Project) Series 1996 DN
     3.65%**                           04/07/98        4,865         4,865,000
   Bucks County IDA Environmental
     Improvement Refunding RB
     (USX Corp. Project) Series 1995 MB
     3.55%                             04/01/98        2,360         2,360,000
   Bucks County IDA RB (SHV Real Estate,
     Inc. Project) Series 1985 DN
     3.60%**                           04/07/98        2,200         2,200,000
   Bucks County IDA Refunding RB
     (Sundstrand Corp. Project)
     Series 1991 DN
     3.75%**                           04/07/98        1,505         1,505,000
   Cambria County IDA Resource
     Recovery RB (Cambria Cogen Co.
     Project) Series 1989V-1 DN
     3.75%**                           04/07/98       24,500        24,500,000
   Cambria County IDA Resource
     Recovery RB (Cambria Cogen Co.
     Project) Series 1989V-2 DN
     3.75%**                           04/07/98        4,300         4,300,000
   Cambria County IDA Resource
     Recovery RB (Cambria Cogen Co.
     Project) Series 1991V-1 DN
     3.75%**                           04/07/98          700           700,000
   Carbon County IDA Resource
     Recovery RB (Panther Creek
     Partners Project) Series 1990A MB
     3.45%                             05/14/98        3,200         3,200,000
   Carbon County IDA Resource
     Recovery RB (Panther Creek
     Partners Project) Series 1998 MB
     3.45%                             05/14/98          300           300,000
     3.60%                             07/13/98        8,355         8,355,000
   Carbon County Series 1998 TECP
     3.50%                             06/12/98       16,080        16,080,000
   Central Bucks School District GO
     Series 1997 MB
     3.85%                             05/15/98        1,280         1,280,000
   Cumberland County IDRB
     (Lane Enterprises, Inc. Project)
     Series 1994 DN
     3.90%**                           04/07/98          725           725,000
   Cumberland County Municipal
     Authority RB (Presbyterian Homes
     Project) Series 1993A DN
     3.70%**                           04/07/98        6,000         6,000,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                [GRAPHIC OMITTED]



                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Dallastown Area School District (York
     County) GO Series 1998 DN
     3.75%**                           04/07/98      $ 5,000     $   5,000,000
   Dauphin County General Authority RB
     (Allhealth Pooled Financing Program
     Project) Series 1997A MB
     3.75%                             04/01/98        7,200         7,200,000
   Dauphin County General Authority RB
     (Education & Health Loan
     Program Project) Series 1997 DN
     3.75%**                           04/07/98        5,000         5,000,000
   Delaware County IDA PCRB (B.P. Oil,
     Inc. Project) Series 1985 DN
     3.80%**                           04/01/98        3,000         3,000,000
   Delaware County IDA PCRB (B.P. Oil,
     Inc. Project) Series 1995 DN
     3.80%**                           04/01/98        3,650         3,650,000
   Delaware County IDA Refunding PCRB
     (PECO Energy Project)
     Series 1993A DN
     3.80%**                           04/07/98        2,400         2,400,000
   Delaware County IDA Resource Recovery
     Facility RB (General Electric Credit
     Corp. Project) Series 1997G DN
     3.60%**                           04/07/98        1,500         1,500,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984A DN
     3.65%**                           04/07/98          600           600,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984C DN
     3.65%**                           04/07/98          700           700,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984D DN
     3.65%**                           04/07/98        1,800         1,800,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984E DN
     3.65%**                           04/07/98        1,595         1,595,000
   Delaware Valley Finance Authority Local
     Government RB Series 1985C DN
     3.65%**                           04/07/98        1,300         1,300,000
   Delaware Valley Finance Authority Local
     Government RB Series 1985D DN
     3.65%**                           04/07/98        3,100         3,100,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985B DN
     3.65%**                           04/07/98        3,000         3,000,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1998 DN
     3.65%**                           04/07/98       12,525        12,525,000
   Elk County IDA Solid Waste RB
     (Williamette Industries, Inc. Project)
     Series 1992 DN
     3.70%**                           04/07/98       18,000        18,000,000
   Emmaus General Authority Pooled Loan
     Local Government RB
     Series 1989G DN
     3.70%**                           04/07/98        6,100         6,100,000


                                                      PAR
                                       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Emmaus General Authority RB Pooled
     Loan Series 1989B-15 DN
     3.70%**                           04/07/98      $ 2,100     $   2,100,000
   Emmaus General Authority RB Pooled
     Loan Series 1989B-16 DN
     3.70%**                           04/07/98        3,500         3,500,000
   Emmaus General Authority RB Pooled
     Loan Series 1989D-2 DN
     3.70%**                           04/01/98       10,000        10,000,000
   Emmaus General Authority RB Pooled
     Loan Series 1989B-17 DN
     3.70%**                           04/07/98        7,000         7,000,000
   Emmaus General Authority RB Pooled
     Loan Series 1989F-1 DN
     3.70%**                           04/01/98          800           800,000
   Emmaus General Authority RB Pooled
     Loan Series 1989F-10 DN
     3.70%**                           04/07/98        1,000         1,000,000
   Emmaus General Authority RB Pooled
     Loan Series 1989F-12 DN
     3.70%**                           04/07/98          800           800,000
   Emmaus General Authority RB Pooled
     Loan Series 1989G-2 DN
     3.70%**                           04/07/98        6,800         6,800,000
   Emmaus General Authority RB Pooled
     Loan Series 1989G-9 DN
     3.70%**                           04/07/98        1,300         1,300,000
   Emmaus General Authority RB Pooled
     Loan Series 1989H DN
     3.70%**                           04/07/98        5,550         5,550,000
   Emmaus General Authority RB Pooled
     Loan Series 1996 DN
     3.75%**                           04/07/98        4,500         4,500,000
   Erie County IDA RB (American Turned
     Products Project) Series 1997 DN
     3.89%**                           04/07/98        2,000         2,000,000
   Erie County RB (Reed Manufacturing
     Project) Series 1997 DN
     3.90%**                           04/07/98        1,500         1,500,000
   Indiana County IDA RB (Conemaugh
     Project) Series 1997A DN
     3.65%**                           04/07/98       10,700        10,700,000
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1984 DN
     3.40%**                           04/07/98          800           800,000
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1985A DN
     3.60%**                           04/07/98        1,300         1,300,000
   Lehigh County Sewer Authority RB
     Series 1985B DN
     3.65%**                           04/07/98        1,770         1,770,000
   Lehigh County Water Authority RB
     Series 1984 DN
     3.65%**                           04/07/98        5,145         5,145,000
   Littlestown IDA Refunding RB (Hanover
     House Industries Project)
     Series 1987 DN
     3.70%**                           04/07/98        8,000         8,000,000
   Mercersburg Boro General Purpose
     Authority RB (Mercersburg College
     Project) Series 1997 DN
     3.80%**                           04/07/98        9,500         9,500,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS



                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Monroe County IDA RB (United Steel
     Enterprises Project)
     Series 1996-A DN
     3.90%**                           04/07/98      $ 1,990     $   1,990,000
   Montgomery County GO
     Series 1996 DN
     3.45%**                           04/07/98        1,100         1,100,000
   Montgomery County Higher Education
     and Health Authority Hospital RB
     Series 1988 DN
     3.65%**                           04/07/98          900           900,000
   Montgomery County IDA Manufacturing
     Facilities RB (H.P. Cadwallander, Inc.
     Project) Series 1995 DN
     3.90%**                           04/07/98          800           800,000
   Montgomery County IDA RB
     (PECO Energy Project) MB
     3.50%                             07/13/98        1,690         1,690,000
   Montgomery County IDA RB (Apple Fresh
     Foods Ltd Project) Series 1996 DN
     3.90%**                           04/07/98          970           970,000
   Montgomery County RB (PECO Energy
     Project) Series 1996A MB
     3.40%                             06/01/98       10,900        10,900,000
   Northampton County IDA IDRB (Citizens
     Utilities Project) Series 1991 MB
     3.60%                             06/01/98        2,000         2,000,000
     3.60%                             07/17/98        2,000         2,000,000
   Northampton County IDA IDRB (Citizens
     Utilities Project) Series 1996 DN
     3.80%**                           04/07/98        8,375         8,375,000
   Northeastern Hospital and Education
     Authority Health Care RB (Wyoming
     Valley Health Care Project)
     Series 1994A DN
     3.65%**                           04/07/98       10,500        10,500,000
   Northumberland County IDA RB
     (Furman Farms, Inc. Project)
     Series 1995A DN
     3.90%**                           04/07/98        1,225         1,225,000
   Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987A DN
     3.80%**                           04/07/98        3,545         3,545,000
   Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987B DN
     3.80%**                           04/07/98          590           590,000
   Oil City School District GO
     Series 1997 BAN
     3.95%                             08/27/98        1,000         1,000,000
   Pennsylvania Economic Development
     Financing Authority RB (National
     Gypsum Co., Shippingport Project)
     Series 1997A DN
     3.80%**                           04/07/98       15,000        15,000,000
   Pennsylvania Economic Development
     Financing Authority RB (Wendt
     Dunnington Co. Project)
     Series 1995 DN
     3.80%**                           04/07/98        1,080         1,080,000
   Pennsylvania Economic Development
     Financing Authority Retirement Facility
     RB (Homewood Retirement Centers
     Project) Series 1992 DN
     3.72%**                           04/07/98        6,125         6,125,000

                                                      PAR
                                       MATURITY      (000)           VALUE
                                       --------     --------       ---------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Energy Development
     Authority RB (B&W Ebensburg
     Project) Series 1986 DN
     3.75%**                           04/07/98      $11,910    $   11,910,000
   Pennsylvania Energy Development
     Authority RB (B&W Ebensburg
     Project) Series 1988 DN
     3.75%**                           04/07/98        2,900         2,900,000
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986A DN
     3.70%**                           04/01/98       14,650        14,650,000
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986C DN
     3.70%**                           04/07/98        3,800         3,800,000
   Pennsylvania GO Series 1992 MB
     6.00%                             09/15/98        2,000         2,020,471
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 1988A DN
     3.80%**                           04/07/98        4,700         4,700,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 1988B DN
     3.80%**                           04/07/98       10,200        10,200,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 1988C DN
     3.80%**                           04/07/98        5,900         5,900,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 1988E DN
     3.80%**                           04/07/98          100           100,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 1994A DN
     3.80%**                           04/01/98        1,150         1,150,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan
     RB Series 1995A DN
     3.80%**                           04/07/98        3,500         3,500,000
   Pennsylvania Higher Education
     Facilities Authority RB (Allegheny
     College Project) Series 1996 DN
     3.70%**                           04/07/98        1,000         1,000,000
   Pennsylvania Higher Educational
     Facilities Authority College and
     University RB (Pennsylvania College
     of Optometry Project) Series 1996 DN
     3.70%**                           04/07/98        6,800         6,800,000
   Pennsylvania Higher Educational
     Facilities Authority RB (University of
     Pennsylvania Project) Series 1994B DN
     3.55%**                           04/07/98        8,400         8,400,000
   Pennsylvania Higher Educational
     Facilities Authority RB (University of
     Pennsylvania Health Services Project)
     Series 1996C DN
     3.60%**                           04/07/98        7,400         7,400,000
   Philadelphia GO Series 1997A TRAN
     4.50%                             06/30/98        4,000         4,007,954
   Philadelphia IDA RB (GDL Estates Corp.
     Project) Series 1998B DN
     3.60%**                           04/07/98        3,565         3,565,000



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                [GRAPHIC OMITTED]



                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia IDA RB (30th Street Station
     Project) Series 1987 DN
     3.75%**                           04/07/98      $ 6,900     $   6,900,000
   Philadelphia Redevelopment Authority
     Multi-Family Housing RB (Franklin
     Town Towers Project) Series 1985 DN
     3.65%**                           04/07/98        5,300         5,300,000
   Philadelphia Water and Wastewater RB
     Series 1997B DN
     3.82%**                           08/05/98        2,000         2,000,000
   Pottsville Hospital Authority RB
     (Daughters of Charity Project)
     Series 1997F DN
     3.65%**                           04/07/98        7,200         7,200,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985A DN
     3.65%**                           04/07/98        1,500         1,500,000
   Sayre Health Care Facilities Authority
     (VHA Capital Financing Project) RB
     Series 1985B DN
     3.65%**                           04/07/98        4,950         4,950,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985F DN
     3.65%**                           04/07/98        4,900         4,900,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985H DN
     3.65%**                           04/07/98          890           890,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985J DN
     3.65%**                           04/07/98        6,425         6,425,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985K DN
     3.65%**                           04/07/98        2,100         2,100,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985L DN
     3.65%**                           04/07/98        7,600         7,600,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985M DN
     3.65%**                           04/07/98        6,000         6,000,000
   Schuylkill County IDA IDRB (Craftex Mills
     Project) Series 1996 DN
     3.90%**                           04/07/98        2,250         2,250,000
   Schuylkill County IDA IDRB (Kaytee
     Products, Inc. Project) Series 1995 DN
     3.65%**                           04/07/98        4,000         4,000,000
   Schuylkill County IDA RB (Pine Grove
     Landfill Project) Series 1995 DN
     3.95%**                           04/01/98        5,000         5,000,000
   Schuylkill County IDA Resource Recovery
     RB (Northeastern Power Co. Project) DN
     3.85%**                           04/01/98        4,900         4,900,000
   Scranton-Lackawana Health and Welfare
     Authority RB (Mercy Health System
     Project) Series 1996A DN
     3.65%**                           04/07/98        3,400         3,400,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project) Series 1990A MB
     3.45%                             05/14/98        1,950         1,950,000

                                                      PAR
                                       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Venango IDA Resource Recovery RB
     (Scrubgrass Project)
     Series 1990B MB
     3.55%                             05/22/98      $ 1,000     $   1,000,000
     3.50%                             06/05/98       14,085        14,085,000
     3.60%                             07/13/98        4,715         4,715,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project) Series 1993 MB
     3.45%                             05/14/98        8,385         8,385,000
   Washington County Authority Lease RB
     Series 1985 DN
     3.75%**                           04/01/98        7,245         7,245,000
   Washington County Authority Lease RB
     Municipal Facilities Series 1985 B-1 MB
     3.75%                             04/07/98        3,000         3,000,000
   York County Hospital Authority RB
     (Homewood Retirement Centers of
     The United Church of Christ, Inc.
     Project) Series 1990 DN
     3.72%**                           04/07/98        7,900         7,900,000
   York County IDA IDRB (Allied Signal, Inc.
     Project) Series 1993 DN
     3.85%**                           04/07/98        1,000         1,000,000
   York County IDA PCRB (PECO Energy
     Co. Project) Series 1993A DN
     3.80%**                           04/07/98        5,600         5,600,000
   York General Authority Pooled Financing
     RB Series 1996 DN
     3.45%**                           04/07/98        3,700         3,700,000
                                                                --------------
                                                                   628,593,425
                                                                --------------
PUERTO RICO--4.5%
   Puerto Rico GO Series 1997A TRAN
     4.50%                             07/30/98        8,000         8,024,440
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     3.37%**                           04/07/98        3,200         3,200,000
   Puerto Rico Highway and Transportation
     Authority Transportation RB
     Series 1998A DN
     3.20%**                           04/07/98        5,000         5,000,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Ana G. Mendez Foundation Project)
     Series 1985 DN
     4.25%**                           04/07/98        3,200         3,200,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Key Pharmaceuticals Project)
     Series 1983 MB
     3.75%                             12/01/98        6,500         6,497,827
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Reynolds Metals Co. Project)
     Series 1983 MB
     3.80%                             09/01/98        3,850         3,850,745
                                                                --------------
                                                                    29,773,012
                                                                --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS



                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 1998 (UNAUDITED)                                     VALUE
                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $658,366,437*)                                99.9%      $658,366,437

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                       0.1%           238,543
                                                      ------      ------------
NET ASSETS (Equivalent to $1.00 per
   share based on 311,067,860 Institutional
   shares, 230,161,686 Service shares and
   117,390,371 Investor A shares outstanding)         100.0%      $658,604,980
                                                      ======      ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($658,604,980 (DIVIDE) 658,619,917)                                   $1.00
                                                                         =====

----------------
 *   Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 1998, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                [GRAPHIC OMITTED]



                             STATEMENT OF NET ASSETS
                    VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS--99.7%
VIRGINIA--88.2%
   Alexandria IDA RB (Super & Curr
     Project) Series 1997 DN
     3.70%**                           04/07/98      $ 2,500       $ 2,500,000
   Alexandria Redevelopment and Housing
     Authority Multi-Family Housing RB
     (Buckingham Village Apartments
     Project) Series 1996B DN
     3.90%**                           04/07/98        2,000         2,000,000
   Brunswick County IDA Exempt Facility
     RB (Aegis Waste Solutions, Inc.
     Project) Series 1996 DN
     3.75%**                           04/07/98        1,000         1,000,000
   Capital Region Airport Commission RB
     (Richmond International Airport
     Project) Series 1995C DN
     3.70%**                           04/07/98        1,465         1,465,000
   Charles County IDA Exempt Facility RB
     (Chambers Development of Virginia,
     Inc. Project) Series 1989 DN
     3.85%**                           04/07/98        1,100         1,100,000
   Charles County IDA Solid Waste Disposal
     Facilities RB (Chambers Development
     of Virginia, Inc. Project) Series 1996 DN
     3.85%**                           04/07/98        1,500         1,500,000
   Chesterfield County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1985 MB
     3.55%                             08/14/98          500           500,000
   Chesterfield County IDA RB (Blueprint
     Holding, Inc. Project) Series 1997 DN
     3.75%**                           04/07/98        2,000         2,000,000
   Fairfax County Economic Development
     Authority RB (Foreman Development
     Associates Project) Series 1996 DN
     3.75%**                           04/07/98        2,550         2,550,000
   Fairfax County GO Public Improvement
     Series 1997B MB
     4.50%                             12/01/98        3,000         3,014,095
   Fairfax County IDA Hospital RB (Inova
     Health & Hospital Systems Project)
     Series 1998 MB
     3.50%                             04/06/98        3,000         3,000,000
   Fairfax County IDA RB (Fairfax Hospital
     System Project) Series 1988A DN
     3.60%**                           04/01/98        1,100         1,100,000
   Fairfax County IDA RB (Fairfax Hospital
     System Project) Series 1988C DN
     3.60%**                           04/01/98          300           300,000
   Greensville County IDA IDRB (Perdue
     Farms, Inc. Project) Series 1986 DN
     3.80%**                           04/01/98        1,600         1,600,000
   Halifax County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1992 MB
     3.60%                             08/14/98        2,000         2,000,000
   Hampton Redevelopment & Housing
     Authority Multi-Family Housing
     Refunding RB (Avalon at Hampton
     Project) Series 1996A DN
     3.65%**                           04/01/98        2,400         2,400,000
   King George County IDA Exempt
     Facility RB (Birchwood Power Partners
     Project) Series 1996 DN
     3.90%**                           04/01/98        1,800         1,800,000

                                                      PAR
                                       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   King George County IDA Exempt Facility
     RB (Birchwood Power Partners Project)
     Series 1997 DN
     3.90%**                           04/01/98      $ 2,300     $   2,300,000
   King George County IDA Solid Waste
     Disposal Facility RB (Garnet of Virginia,
     Inc. Project) Series 1996 DN
     3.80%**                           04/02/98        1,500         1,500,000
   Louden County IDA Residential Care
     Facility RB (Falcons Landing Project)
     Series 1994B DN
     4.30%**                           04/01/98        2,500         2,500,000
   Louisa County IDA RB (Pooled Financing
     Project) Series 1995 DN
     3.70%**                           04/07/98          200           200,000
   Louisa County IDA PCRB (Virginia Electric
     & Power Co. Project) Series 1985 MB
     3.60%                             07/13/98          100           100,000
   Lynchburg IDA Hospital Facilities RB
     (VHA Mid-Atlantic States Capital
     Asset Finance Program)
     Series 1985B DN
     3.70%**                           04/01/98        1,200         1,200,000
   Metropolitan Washington D.C. Airports
     Authority Virginia Passenger Facility
     Flexible Term Notes Series 1998 TECP
     3.65%                             04/24/98        1,000         1,000,000
     3.55%                             08/14/98        3,000         3,000,000
   Peninsula Ports Authority of Virginia
     Coal Terminal RB (Dominion Terminal
     Associates Project) Series 1987D DN
     3.80%**                           04/01/98        1,000         1,000,000
   Peninsula Ports Authority of Virginia
     Port Facility Refunding RB
     (CSX Transportation, Inc. Project)
     Series 1992 MB
     3.45%**                           05/21/98        1,000         1,000,000
   Peninsula Ports Authority of Virginia
     Port Facility Refunding RB (Zeigler
     Coal Project) Series 1997 DN
     3.85%**                           04/07/98        2,600         2,600,000
   Prince William County IDA PCRB
     (Virginia Electric & Power Co. Project)
     Series 1986 MB
     3.55%                             08/14/98          300           300,000
   Prince William County IDA RB (Colonial
     Investments Facility Project)
     Series 1996 DN
     3.75%**                           04/01/98        3,195         3,195,000
   Richmond IDA RB (Halifax Paper Board
     Co. Project) Series 1990 DN
     3.80%**                           04/07/98          510           510,000
   Richmond IDA RB (PM Beef Project)
     Series 1997 DN
     4.00%**                           04/07/98        3,700         3,700,000
   Roanoke IDA Hospital RB (Carillon
     Health System Project)
     Series 1995C DN
     3.70%**                           04/07/98        3,185         3,185,000
   Virginial Business Financing Authority
     IDRB (Coastal Development Group
     Project) Series 1989 DN
     3.80%**                           04/07/98          195           195,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS



                             STATEMENT OF NET ASSETS
              VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                      PAR
AS OF MARCH 31, 1998 (UNAUDITED)       MATURITY      (000)           VALUE
                                       --------     --------       ---------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Virginia College Building Authority
     Educational Facilities RB (University
     of Richmond Project) Series 1996 DN
     3.75%**                           04/01/98      $ 1,000       $ 1,000,000
   Virginia Housing Development Authority
     Housing RB (AHC Service Corp.
     Woodbury Park Project)
     Series 1987A DN
     4.10%**                           04/07/98        1,070         1,070,000
   Virginia Public School Authority
     Special Obligation Refunding RB
     (Henrico County School Financing
     Board Project) Series 1990 MB
     6.80%                             01/15/99          450           468,939
   Virginia Resource Authority RB
     (Henrico County Project)
     Series 1997 DN
     3.70%**                           04/07/98        2,000         2,000,000
   York County IDA PCRB (Virginia Electric &
     Power Co. Project) Series 1985 MB
     3.55%                             08/14/98          200           200,000
                                                                --------------
                                                                    62,053,034
                                                                --------------
PUERTO RICO--11.5%
   Puerto Rico GO Series 1997A TRAN
     4.50%                             07/30/98        1,000         1,002,415
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     3.37%**                           04/07/98        1,500         1,500,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Ana G. Mendez Foundation Project)
     Series 1985 DN
     4.00%**                           04/07/98        2,300         2,300,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Key Pharmaceuticals Project)
     Series 1983 MB
     3.75%                             12/01/98        1,500         1,500,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Reynolds Metals Co. Project)
     Series 1983 MB
     3.80%                             09/01/98          600           600,000
   Puerto Rico Industrial, Medical, Higher
     Education and Environmental
     Pollution Control Facilities Authority
     RB (Ana G. Mendez Project)
     Series 1991 MB
     3.30%                             05/01/98        1,200         1,200,000
                                                                --------------
                                                                     8,102,415
                                                                --------------


                                                                       VALUE
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
(Cost $70,155,449*)                                    99.7%       $70,155,449

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                       0.3%           232,579
                                                      ------       -----------
NET ASSETS (Equivalent to $1.00 per
   share based on 63,322,924 Institutional
   shares, 6,001,288 Service shares and 1,064,387
   Investor A shares outstanding)                     100.0%      $ 70,388,028
                                                      ======      ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($70,388,028 (DIVIDE) 70,388,599)                                     $1.00
                                                                         =====

------------------
 *   Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 1998, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

INVESTMENT ABBREVIATIONS
   BAN .................................................  Bond Anticipation Note
   DN .............................................................  Demand Note
   GO ......................................................  General Obligation
   IDA ........................................ Industrial Development Authority
   IDR .......................................... Industrial Development Revenue
   IDRB .................................... Industrial Development Revenue Bond
   MB ..........................................................  Municipal Bond
   PCR ............................................... Pollution Control Revenue
   PCRB ......................................... Pollution Control Revenue Bond
   RAN ............................................... Revenue Anticipation Note
   RB ............................................................. Revenue Bond
   TAN ................................................... Tax Anticipation Note
   TECP ............................................ Tax-Exempt Commercial Paper
   TRAN ...................................... Tax and Revenue Anticipation Note

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS


BLACKROCK FUNDS                                                [GRAPHIC OMITTED]




                             STATEMENT OF OPERATIONS

                                                                                                       NEW JERSEY     NORTH CAROLINA
                                                                      U.S. TREASURY     MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                      MONEY MARKET     MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET
FOR THE SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                      ------------    -------------    ------------    ------------   --------------
INVESTMENT INCOME:
Interest ..........................................    $84,053,501     $28,720,537      $8,883,843     $2,567,304      $3,576,483
                                                       -----------     -----------      ----------     ----------      ----------
EXPENSES:
Investment advisory fee ...........................      5,976,975       2,302,937       1,095,740        324,206         443,445
Administration fee ................................      2,177,472         868,313         436,563        129,682         177,378
Custodian fee .....................................        230,192          88,724          49,833         17,220          22,743
Transfer agent fee ................................        438,522         188,745          90,387         35,147          44,619
Service fees ......................................      3,195,962       1,314,829         583,175        230,557          42,593
Distribution fees .................................          1,811              --              36             --              --
Legal and audit ...................................        157,369          36,334          17,506         11,853           7,537
Printing ..........................................         73,502          28,582          11,325          7,935           4,480
Registration fees and expenses ....................         53,873           6,830          28,659         12,513          11,074
Organization ......................................             --              --              --             --           2,476
Trustees' fees and officer's salary ...............         26,634          10,493           3,884          1,200           1,594
Other .............................................         62,845          20,854           6,873          2,791           2,786
                                                       -----------     -----------      ----------     ----------      ----------
                                                        12,395,157       4,866,641       2,323,981        773,104         760,725
Less fees voluntarily waived and
  expenses reimbursed .............................     (3,980,847)     (1,690,899)       (861,151)      (279,192)       (424,636)
                                                       -----------     -----------      ----------     ----------      ----------
  Total expenses ..................................      8,414,310       3,175,742       1,462,830        493,912         336,089
                                                       -----------     -----------      ----------     ----------      ----------
Net investment income .............................     75,639,191      25,544,795       7,421,013      2,073,392       3,240,394
                                                       -----------     -----------      ----------     ----------      ----------
Net realized gain (loss)
  on investments ..................................         (2,681)         24,796            (237)           462             580
                                                       -----------     -----------      ----------     ----------      ----------
Net increase in net assets resulting from
  operations ......................................    $75,636,510     $25,569,591      $7,420,776     $2,073,854      $3,240,974
                                                       ===========     ===========      ==========     ==========      ==========



                                                            OHIO       PENNSYLVANIA       VIRGINIA
                                                          MUNICIPAL      MUNICIPAL        MUNICIPAL
                                                         MONEY MARKET   MONEY MARKET     MONEY MARKET
FOR THE SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)       PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                         ------------   ------------     ------------
INVESTMENT INCOME:
Interest ..........................................      $2,461,229     $11,772,106      $1,274,451
                                                         ----------     -----------      ----------
EXPENSES:
Investment advisory fee ...........................         300,412       1,485,739         155,225
Administration fee ................................         120,164         578,126          62,090
Custodian fee .....................................          17,313          61,954          10,588
Transfer agent fee ................................          29,599         108,810          18,480
Service fees ......................................         143,090         653,636          10,976
Distribution fees .................................              --              --              --
Legal and audit ...................................           6,142          25,674           3,960
Printing ..........................................           3,360          15,779           1,631
Registration fees and expenses ....................          10,590          22,829           7,115
Organization ......................................           2,121           2,651           4,509
Trustees' fees and officer's salary ...............           1,208           5,712             585
Other .............................................           2,205           9,715           1,171
                                                         ----------     -----------      ----------
                                                            636,204       2,970,625         276,330
Less fees voluntarily waived and
  expenses reimbursed .............................        (254,163)     (1,129,017)       (161,525)
                                                         ----------     -----------      ----------
  Total expenses ..................................         382,041       1,841,608         114,805
                                                         ----------     -----------      ----------
Net investment income .............................       2,079,188       9,930,498       1,159,646
                                                         ----------     -----------      ----------
Net realized gain (loss)
  on investments ..................................         (16,541)             31            (401)
                                                         ----------     -----------      ----------
Net increase in net assets resulting from
  operations ......................................      $2,062,647      $9,930,529      $1,159,245
                                                         ==========      ==========      ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     24-25

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS


BLACKROCK FUNDS                                                [GRAPHIC OMITTED]




                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                            U.S. TREASURY                     MUNICIPAL
                                          MONEY MARKET PORTFOLIO        MONEY MARKET PORTFOLIO         MONEY MARKET PORTFOLIO
                                      -----------------------------   ----------------------------   ----------------------------
                                        FOR THE                         FOR THE                         FOR THE
                                       SIX MONTHS        FOR THE       SIX MONTHS        FOR THE      SIX MONTHS       FOR THE
                                          ENDED        YEAR ENDED        ENDED         YEAR ENDED        ENDED       YEAR ENDED
                                         3/31/98         9/30/97         3/31/98         9/30/97        3/31/98        9/30/97
                                      -------------   -------------   -------------   -------------  -------------  -------------
                                       (UNAUDITED)                     (UNAUDITED)                    (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ........... $  75,639,191   $ 135,537,515   $  25,544,795   $  51,500,503  $   7,421,013  $  11,926,337
    Net realized gain (loss) on
       investments ..................        (2,681)        (13,172)         24,796         121,380           (237)        (1,471)
                                     --------------  --------------  --------------  --------------   ------------   ------------
  Net increase in net assets
    resulting from operations .......    75,636,510     135,524,343      25,569,591      51,621,883      7,420,776     11,924,866
                                     --------------  --------------  --------------  --------------   ------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ............   (23,922,349)    (44,007,087)     (4,435,307)     (8,997,921)    (1,640,343)    (1,739,614)
    Service Shares ..................   (44,565,186)    (80,683,555)    (19,752,721)    (41,357,884)    (5,683,887)   (10,075,399)
    Investor A Shares ...............    (7,141,227)    (10,833,065)     (1,356,767)     (1,144,698)       (96,673)      (111,309)
    Investor B Shares ...............        (6,315)         (7,259)             --              --             --             --
    Investor C Shares ...............        (4,114)         (6,549)             --              --           (110)           (15)
                                     --------------  --------------  --------------  --------------   ------------   ------------
    Total distribution from net
      investment income .............   (75,639,191)   (135,537,515)    (25,544,795)    (51,500,503)    (7,421,013)   (11,926,337)
                                     --------------  --------------  --------------  --------------   ------------   ------------
Distributions to shareholder from:
  Net realized gains:
    Institutional Shares ............            --          (9,442)             --              --             --             --
    Service Shares ..................            --         (21,525)             --              --             --             --
    Investor A Shares ...............            --          (2,469)             --              --             --             --
    Investor B Shares ...............            --              --              --              --             --             --
    Investor C Shares ...............            --             (12)             --              --             --             --
                                     --------------  --------------  --------------  --------------   ------------   ------------
    Total distribution from net
      realized gains ................            --         (33,448)             --              --             --             --
                                     --------------  --------------  --------------  --------------   ------------   ------------
    Total distributions to
        shareholders ................   (75,639,191)   (135,570,963)    (25,544,795)    (51,500,503)    (7,421,013)   (11,926,337)
                                     --------------  --------------  --------------  --------------   ------------   ------------
Capital share transactions ..........   354,360,863     420,175,271         545,441     (91,771,684)   111,288,712     87,735,153
                                     --------------  --------------  --------------  --------------   ------------   ------------
    Total increase (decrease) in
      net assets ....................   354,358,182     420,128,651         570,237     (91,650,304)   111,288,475     87,733,682

Net assets:
  Beginning of period ............... 2,745,160,041   2,325,031,390   1,041,627,562   1,133,277,866    395,137,184    307,403,502
                                     --------------  --------------  --------------  --------------   ------------   ------------
  End of period .....................$3,099,518,223  $2,745,160,041  $1,042,197,799  $1,041,627,562   $506,425,659   $395,137,184
                                     ==============  ==============  ==============  ==============   ============   ============

                                          NEW JERSEY MUNICIPAL       NORTH CAROLINA MUNICIPAL           OHIO MUNICIPAL
                                         MONEY MARKET PORTFOLIO       MONEY MARKET PORTFOLIO        MONEY MARKET PORTFOLIO
                                      ----------------------------  ----------------------------  ----------------------------
                                        FOR THE                       FOR THE                       FOR THE
                                       SIX MONTHS      FOR THE       SIX MONTHS      FOR THE       SIX MONTHS      FOR THE
                                         ENDED        YEAR ENDED        ENDED       YEAR ENDED        ENDED       YEAR ENDED
                                        3/31/98         9/30/97        3/31/98        9/30/97        3/31/98        9/30/97
                                      -------------  -------------  -------------  -------------  -------------  -------------
                                       (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...........  $  2,073,392  $   3,547,293  $   3,240,394  $   5,133,948  $   2,079,188  $   3,560,194
    Net realized gain (loss) on
       investments ..................           462         (1,750)           580             --        (16,541)        (4,223)
                                       ------------   ------------   ------------   ------------   ------------    -----------
  Net increase in net assets
    resulting from operations .......     2,073,854      3,545,543      3,240,974      5,133,948      2,062,647      3,555,971
                                       ------------   ------------   ------------   ------------   ------------    -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ............      (127,430)      (145,925)    (2,814,418)    (4,808,688)      (764,301)    (1,473,315)
    Service Shares ..................    (1,558,051)    (2,765,162)      (421,967)      (319,534)    (1,032,381)    (1,760,658)
    Investor A Shares ...............      (387,911)      (635,927)        (4,009)        (5,726)      (282,506)      (326,221)
    Investor B Shares ...............            --           (279)            --             --             --             --
    Investor C Shares ...............            --             --             --             --             --             --
                                       ------------   ------------   ------------   ------------   ------------    -----------
    Total distribution from net
      investment income .............    (2,073,392)    (3,547,293)    (3,240,394)    (5,133,948)    (2,079,188)    (3,560,194)
                                       ------------   ------------   ------------   ------------   ------------    -----------
Distributions to shareholder from:
  Net realized gains:
    Institutional Shares ............            --             --             --             --             --             --
    Service Shares ..................            --             --             --             --             --             --
    Investor A Shares ...............            --             --             --             --             --             --
    Investor B Shares ...............            --             --             --             --             --             --
    Investor C Shares ...............            --             --             --             --             --             --
                                       ------------   ------------   ------------   ------------   ------------    -----------
    Total distribution from net
      realized gains ................            --             --             --             --             --             --
                                       ------------   ------------   ------------   ------------   ------------    -----------
    Total distributions to
        shareholders ................    (2,073,392)    (3,547,293)    (3,240,394)    (5,133,948)    (2,079,188)    (3,560,194)
                                       ------------   ------------   ------------   ------------   ------------    -----------
Capital share transactions ..........   (15,643,291)    44,352,117     20,226,775     51,994,775     24,409,005     13,637,975
                                       ------------   ------------   ------------   ------------   ------------    -----------
    Total increase (decrease) in
      net assets ....................   (15,642,829)    44,350,367     20,227,355     51,994,775     24,392,464     13,633,752

Net assets:
  Beginning of period ...............   130,417,412     86,067,045    171,665,621    119,670,846     97,774,871     84,141,119
                                       ------------   ------------   ------------   ------------   ------------    -----------
  End of period .....................  $114,774,583   $130,417,412   $191,892,976   $171,665,621   $122,167,335    $97,774,871
                                       ============   ============   ============   ============   ============    ===========

                                         PENNSYLVANIA MUNICIPAL         VIRGINIA MUNICIPAL
                                         MONEY MARKET PORTFOLIO        MONEY MARKET PORTFOLIO
                                      ----------------------------  ----------------------------
                                        FOR THE                       FOR THE
                                       SIX MONTHS     FOR THE        SIX MONTHS      FOR THE
                                          ENDED     YEAR ENDED         ENDED        YEAR ENDED
                                         3/31/98      9/30/97         3/31/98         9/30/97
                                      -------------  -------------  -------------  -------------
                                        (UNAUDITED)                  (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ........... $   9,930,498  $  16,711,829  $   1,159,646  $   2,065,463
    Net realized gain (loss) on
       investments ..................            31         (3,354)          (401)            --
                                       ------------   ------------    -----------    -----------
  Net increase in net assets
    resulting from operations .......     9,930,529     16,708,475      1,159,245      2,065,463
                                       ------------   ------------    -----------    -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ............    (4,591,747)    (6,828,405)    (1,055,820)    (1,730,341)
    Service Shares ..................    (3,765,032)    (7,261,869)       (91,583)      (323,693)
    Investor A Shares ...............    (1,573,719)    (2,621,555)       (12,243)       (11,429)
    Investor B Shares ...............            --             --             --             --
    Investor C Shares ...............            --             --             --             --
                                       ------------   ------------    -----------    -----------
    Total distribution from net
      investment income .............    (9,930,498)   (16,711,829)    (1,159,646)    (2,065,463)
                                       ------------   ------------    -----------    -----------
Distributions to shareholder from:
  Net realized gains:
    Institutional Shares ............            --             --             --             --
    Service Shares ..................            --             --             --             --
    Investor A Shares ...............            --             --             --             --
    Investor B Shares ...............            --             --             --             --
    Investor C Shares ...............            --             --             --             --
                                       ------------   ------------    -----------    -----------
    Total distribution from net
      realized gains ................            --             --             --             --
                                       ------------   ------------    -----------    -----------
    Total distributions to
        shareholders ................    (9,930,498)   (16,711,829)    (1,159,646)    (2,065,463)
                                       ------------   ------------    -----------    -----------
Capital share transactions ..........    96,751,409     75,413,464      1,214,411     15,653,396
                                       ------------   ------------    -----------    -----------
    Total increase (decrease) in
      net assets ....................    96,751,440     75,410,110      1,214,010     15,653,396

Net assets:
  Beginning of period ...............   561,853,540    486,443,430     69,174,018     53,520,622
                                       ------------   ------------    -----------    -----------
  End of period .....................  $658,604,980   $561,853,540    $70,388,028    $69,174,018
                                       ============   ============    ===========    ===========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     26-27

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS


BLACKROCK FUNDS                                                [GRAPHIC OMITTED]




                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                NET                                  DISTRIBUTIONS      NET                 NET
                               ASSET                 DISTRIBUTIONS     FROM NET        ASSET              ASSETS       RATIO OF
                               VALUE         NET       FROM NET        REALIZED        VALUE              END OF      EXPENSES TO
                             BEGINNING   INVESTMENT   INVESTMENT       CAPITAL        END OF    TOTAL     PERIOD     AVERAGE NET
                             OF PERIOD     INCOME       INCOME           GAINS        PERIOD   RETURN      (000)        ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0269     $(0.0269)         $0.00         $1.00     2.72%  $  997,617       0.36%2
9/30/97                         1.00        0.0529      (0.0529)          0.00          1.00     5.42      878,566       0.32
9/30/96                         1.00        0.0533      (0.0533)          0.00          1.00     5.46      587,730       0.29
9/30/95                         1.00        0.0564      (0.0564)          0.00          1.00     5.79      654,157       0.27
9/30/94                         1.00        0.0359      (0.0359)          0.00          1.00     3.64      502,972       0.25
8/2/93 1 through 9/30/93        1.00        0.0054      (0.0054)          0.00          1.00     0.54      435,586       0.27 2
SERVICE CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0254     $(0.0254)         $0.00         $1.00     2.57%  $1,777,344       0.66%2
9/30/97                         1.00        0.0499      (0.0499)          0.00          1.00     5.11    1,610,315       0.61
9/30/96                         1.00        0.0503      (0.0503)          0.00          1.00     5.15    1,575,064       0.59
9/30/95                         1.00        0.0534      (0.0534)          0.00          1.00     5.48    1,194,017       0.57
9/30/94                         1.00        0.0333      (0.0333)          0.00          1.00     3.37      575,948       0.51
9/30/93                         1.00        0.0274      (0.0274)          0.00          1.00     2.77      415,328       0.59
INVESTOR A CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0250     $(0.0250)         $0.00         $1.00     2.53%  $  323,965       0.74%2
9/30/97                         1.00        0.0491      (0.0491)          0.00          1.00     5.02      256,039       0.70
9/30/96                         1.00        0.0485      (0.0485)          0.00          1.00     4.96      162,099       0.74
9/30/95                         1.00        0.0511      (0.0511)          0.00          1.00     5.23       10,185       0.81
9/30/94                         1.00        0.0308      (0.0308)          0.00          1.00     3.12        4,342       0.75
1/13/93 1 through 9/30/93       1.00        0.0188      (0.0188)          0.00          1.00     1.89           49       0.67 2
INVESTOR B CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0216     $(0.0216)         $0.00         $1.00     2.17%  $      320       1.43%2
9/30/97                         1.00        0.0424      (0.0424)          0.00          1.00     4.32          238       1.39
9/30/96                         1.00        0.0426      (0.0426)          0.00          1.00     4.34          138       1.36
9/15/95 1 through 9/30/95       1.00        0.0020      (0.0020)          0.00          1.00     0.20           27       1.34 2
INVESTOR C CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0216     $(0.0216)         $0.00         $1.00     2.17%  $      272       1.43%2
10/17/96 1 through 9/30/97      1.00        0.0390      (0.0390)          0.00          1.00     3.97            2       1.50 2
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0261     $(0.0261)         $0.00         $1.00     2.64%  $  178,144       0.36%2
9/30/97                         1.00        0.0515      (0.0515)          0.00          1.00     5.27      162,052       0.31
9/30/96                         1.00        0.0519      (0.0519)          0.00          1.00     5.32      167,193       0.29
9/30/95                         1.00        0.0555      (0.0555)          0.00          1.00     5.69      120,540       0.27
9/30/94                         1.00        0.0357      (0.0357)          0.00          1.00     3.63       37,519       0.25
8/2/93 1 through 9/30/93        1.00        0.0049      (0.0049)          0.00          1.00     0.49       13,513       0.25 2
SERVICE CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0246     $(0.0246)         $0.00         $1.00     2.48%  $  795,810       0.66%2
9/30/97                         1.00        0.0485      (0.0485)          0.00          1.00     4.93      836,151       0.61
9/30/96                         1.00        0.0489      (0.0489)          0.00          1.00     5.00      955,454       0.59
9/30/95                         1.00        0.0525      (0.0525)          0.00          1.00     5.38      550,959       0.57
9/30/94                         1.00        0.0331      (0.0331)          0.00          1.00     3.36      372,883       0.52
9/30/93                         1.00        0.0269      (0.0269)          0.00          1.00     2.72      185,400       0.60
INVESTOR A CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0238     $(0.0238)         $0.00         $1.00     2.41%  $   68,244       0.81%2
9/30/97                         1.00        0.0468      (0.0468)          0.00          1.00     4.75       43,425       0.78
9/30/96                         1.00        0.0467      (0.0467)          0.00          1.00     4.77       10,630       0.79
9/30/95                         1.00        0.0501      (0.0501)          0.00          1.00     5.13        1,285       0.80
9/30/94                         1.00        0.0309      (0.0309)          0.00          1.00     3.11        1,656       0.75
1/14/93 1 through 9/30/93       1.00        0.0183      (0.0183)          0.00          1.00     1.85           50       0.65 2

                                                                         RATIO OF NET
                                RATIO OF EXPENSES                     INVESTMENT INCOME
                                   TO AVERAGE        RATIO OF NET        TO AVERAGE
                                   NET  ASSETS     INVESTMENT INCOME     NET ASSETS
                                   (EXCLUDING       TO AVERAGE NET       (EXCLUDING
                                    WAIVERS)            ASSETS            WAIVERS)
---------------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 5              0.63%2             5.75%2            5.48%2
9/30/97                                0.65               5.30              4.97
9/30/96                                0.65               5.34              4.98
9/30/95                                0.64               5.66              5.28
9/30/94                                0.66               3.64              3.23
8/2/93 1 through 9/30/93               0.38 2             3.01 2            2.90 2
SERVICE CLASS
10/1/97 through 3/31/98 5              0.93%2             5.09%2            4.82%2
9/30/97                                0.94               4.99              4.66
9/30/96                                0.95               5.00              4.64
9/30/95                                0.94               5.35              4.98
9/30/94                                0.92               3.35              2.95
9/30/93                                0.70               2.73              2.62
INVESTOR A CLASS
10/1/97 through 3/31/98 5              1.01%2             5.01%2            4.74%2
9/30/97                                1.03               4.92              4.59
9/30/96                                1.10               4.81              4.45
9/30/95                                1.19               5.15              4.78
9/30/94                                1.16               3.39              2.98
1/13/93 1 through 9/30/93              0.78 2             2.62 2            2.51 2
INVESTOR B CLASS
10/1/97 through 3/31/98 5              1.70%2             4.32%2            4.05%2
9/30/97                                1.72               4.26              3.93
9/30/96                                1.73               4.18              3.82
9/15/95 1 through 9/30/95              1.72 2             4.58 2            4.20 2
INVESTOR C CLASS
10/1/97 through 3/31/98 5              1.70%2             4.32%2            4.05%2
10/17/96 1 through 9/30/97             1.83 2             4.01 2            3.68 2
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 5              0.69%2             5.23%2            4.90%2
9/30/97                                0.69               5.15              4.77
9/30/96                                0.69               5.18              4.78
9/30/95                                0.69               5.64              5.22
9/30/94                                0.70               3.69              3.24
8/2/93 1 through 9/30/93               0.38 2             3.01 2            2.88 2
SERVICE CLASS
10/1/97 through 3/31/98 5              0.99%2             4.93%2            4.60%2
9/30/97                                0.99               4.85              4.47
9/30/96                                0.99               4.84              4.45
9/30/95                                0.98               5.27              4.85
9/30/94                                0.97               3.42              2.97
9/30/93                                0.73               2.68              2.55
INVESTOR A CLASS
10/1/97 through 3/31/98 5              1.14%2             4.78%2            4.45%2
9/30/97                                1.16               4.70              4.32
9/30/96                                1.19               4.60              4.20
9/30/95                                1.21               5.03              4.62
9/30/94                                1.20               3.60              3.14
1/14/93 1 through 9/30/93              0.78 2             2.57 2            2.44 2

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      28-29

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS


BLACKROCK FUNDS                                                [GRAPHIC OMITTED]




                        FINANCIAL HIGHLIGHTS (CONTINUED)
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                NET                                  DISTRIBUTIONS      NET                 NET
                               ASSET                 DISTRIBUTIONS     FROM NET        ASSET              ASSETS       RATIO OF
                               VALUE         NET       FROM NET        REALIZED        VALUE              END OF      EXPENSES TO
                             BEGINNING   INVESTMENT   INVESTMENT       CAPITAL        END OF    TOTAL     PERIOD     AVERAGE NET
                             OF PERIOD     INCOME       INCOME           GAINS        PERIOD   RETURN      (000)        ASSETS
----------------------------------------------------------------------------------------------------------------------------------
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0165     $(0.0165)         $0.00        $1.00     1.66%    $123,115       0.36%2
9/30/97                         1.00        0.0337      (0.0337)          0.00         1.00     3.42       58,747       0.31
9/30/96                         1.00        0.0339      (0.0339)          0.00         1.00     3.41       43,936       0.29
9/30/95                         1.00        0.0364      (0.0364)          0.00         1.00     3.70       53,778       0.27
9/30/94                         1.00        0.0246      (0.0246)          0.00         1.00     2.48       30,608       0.25
8/2/93 1 through 9/30/93        1.00        0.0040      (0.0040)          0.00         1.00     0.40       39,148       0.25 2
SERVICE CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0150     $(0.0150)         $0.00        $1.00     1.51%    $376,451       0.66%2
9/30/97                         1.00        0.0307      (0.0307)          0.00         1.00     3.11      327,910       0.61
9/30/96                         1.00        0.0309      (0.0309)          0.00         1.00     3.10      261,617       0.59
9/30/95                         1.00        0.0334      (0.0334)          0.00         1.00     3.39      265,629       0.57
9/30/94                         1.00        0.0219      (0.0219)          0.00         1.00     2.20      133,358       0.51
9/30/93                         1.00        0.0205      (0.0205)          0.00         1.00     2.10       93,937       0.61
INVESTOR A CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0141     $(0.0141)         $0.00        $1.00     1.42%    $  6,851       0.83%2
9/30/97                         1.00        0.0290      (0.0290)          0.00         1.00     2.93        8,468       0.79
9/30/96                         1.00        0.0288      (0.0288)          0.00         1.00     2.88        1,851       0.77
9/30/95                         1.00        0.0311      (0.0311)          0.00         1.00     3.15           20       0.79
9/30/94                         1.00        0.0193      (0.0193)          0.00         1.00     1.95           41       0.75
11/02/92 1 through 9/30/93      1.00        0.0181      (0.0181)          0.00         1.00     1.83           15       0.72 2
INVESTOR C CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0112     $(0.0112)         $0.00        $1.00     1.12%    $      9       1.42%2
9/12/97 1 through 9/30/97       1.00        0.0013      (0.0013)          0.00         1.00     0.13           12       1.32 2
-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0160     $(0.0160)         $0.00        $1.00     1.61%    $  9,439       0.35%2
9/30/97                         1.00        0.0323      (0.0323)          0.00         1.00     3.28        7,432       0.32
2/1/96 through 9/30/96          1.00        0.0207      (0.0207)          0.00         1.00     2.09          614       0.29 2
1/16/96 1 through 1/31/96       1.00        0.0000      (0.0000)          0.00         1.00     3.07        4,195       0.29 2
SERVICE CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0140     $(0.0140)         $0.00        $1.00     1.46%    $ 73,490       0.65%2
9/30/97                         1.00        0.0293      (0.0293)          0.00         1.00     2.96      101,294       0.61
2/1/96 through 9/30/96          1.00        0.0187      (0.0187)          0.00         1.00     1.89       68,139       0.59 2
3/1/95 through 1/31/96          1.00        0.0300      (0.0300)          0.00         1.00     3.23       56,958       0.70 2
2/28/95                         1.00        0.0200      (0.0200)          0.00         1.00     2.46       43,610       0.63
2/28/94                         1.00        0.0200      (0.0200)          0.00         1.00     1.79       39,408       0.65
2/28/93                         1.00        0.0200      (0.0200)          0.00         1.00     2.19       38,836       0.73
INVESTOR A CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0130     $(0.0130)         $0.00        $1.00     1.33%    $ 31,846       0.91%2
9/30/97                         1.00        0.0268      (0.0268)          0.00         1.00     2.71       21,691       0.86
2/1/96 through 9/30/96          1.00        0.0175      (0.0175)          0.00         1.00     1.76       17,314       0.78 2
1/16/96 1 through 1/31/96       1.00        0.0000      (0.0000)          0.00         1.00     2.66       21,662       0.71 2
INVESTOR B CLASS
3/20/97 1 through 9/30/97      $1.00       $0.0077     $(0.0077)         $0.00        $1.00     0.77%    $     --4      1.37%2

                                                                        RATIO OF NET
                               RATIO OF EXPENSES                     INVESTMENT INCOME
                                  TO AVERAGE        RATIO OF NET        TO AVERAGE
                                  NET  ASSETS     INVESTMENT INCOME     NET ASSETS
                                  (EXCLUDING       TO AVERAGE NET       (EXCLUDING
                                   WAIVERS)            ASSETS            WAIVERS)
--------------------------------------------------------------------------------------
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 5            0.71%2            3.27%2             2.92%2
9/30/97                              0.72              3.36               2.95
9/30/96                              0.73              3.37               2.93
9/30/95                              0.71              3.64               3.20
9/30/94                              0.73              2.48               2.01
8/2/93 1 through 9/30/93             0.36 2            2.45 2             2.34 2
SERVICE CLASS
10/1/97 through 3/31/98 5            1.01%2            2.99%2             2.64%2
9/30/97                              1.02              3.06               2.65
9/30/96                              1.03              3.08               2.64
9/30/95                              1.01              3.35               2.91
9/30/94                              0.99              2.18               1.71
9/30/93                              0.72              2.02               1.91
INVESTOR A CLASS
10/1/97 through 3/31/98 5            1.18%2            2.85%2             2.50%2
9/30/97                              1.20              2.92               2.51
9/30/96                              1.21              2.80               2.36
9/30/95                              1.23              3.08               2.64
9/30/94                              1.23              2.05               1.58
11/02/92 1 through 9/30/93           0.83 2            2.23 2             2.12 2
INVESTOR C CLASS
10/1/97 through 3/31/98 5            1.77%2            2.26%2             1.91%2
9/12/97 1 through 9/30/97            1.73 2            2.63 2             2.22 2
-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 5            0.74%2            3.21%2             2.82%2
9/30/97                              0.76              3.27               2.83
2/1/96 through 9/30/96               0.78 2            3.07 2             2.58 2
1/16/96 1 through 1/31/96            0.78 2            3.07 2             2.58 2
SERVICE CLASS
10/1/97 through 3/31/98 5            1.04%2            2.92%2             2.53%2
9/30/97                              1.05              2.93               2.49
2/1/96 through 9/30/96               1.08 2            2.82 2             2.33 2
3/1/95 through 1/31/96               0.74 2            3.17 2             3.13 2
2/28/95                              0.70              2.46               2.39
2/28/94                              0.72              1.77               1.70
2/28/93                              0.76              2.17               2.14
INVESTOR A CLASS
10/1/97 through 3/31/98 5            1.28%2            2.65%2             2.26%2
9/30/97                              1.30              2.68               2.24
2/1/96 through 9/30/96               1.27 2            2.63 2             2.15 2
1/16/96 1 through 1/31/96            1.20 2            2.66 2             2.17 2
INVESTOR B CLASS
3/20/97 1 through 9/30/97            1.81%2            2.35%2             1.91%2

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     30-31

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS


BLACKROCK FUNDS                                                [GRAPHIC OMITTED]




                        FINANCIAL HIGHLIGHTS (CONTINUED)
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                NET                                  DISTRIBUTIONS      NET                 NET
                               ASSET                 DISTRIBUTIONS     FROM NET        ASSET              ASSETS       RATIO OF
                               VALUE         NET       FROM NET        REALIZED        VALUE              END OF      EXPENSES TO
                             BEGINNING   INVESTMENT   INVESTMENT       CAPITAL        END OF    TOTAL     PERIOD     AVERAGE NET
                             OF PERIOD     INCOME       INCOME           GAINS        PERIOD   RETURN      (000)        ASSETS
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0166     $(0.0166)        $0.00          $1.00    1.67%       $168,705    0.30%2
9/30/97                         1.00        0.0334      (0.0334)         0.00           1.00    3.39         147,658    0.28
9/30/96                         1.00        0.0338      (0.0338)         0.00           1.00    3.43         112,097    0.25
9/30/95                         1.00        0.0359      (0.0359)         0.00           1.00    3.65          76,673    0.21
9/30/94                         1.00        0.0249      (0.0249)         0.00           1.00    2.52          69,673    0.10
5/4/93 1 through 9/30/93        1.00        0.0097      (0.0097)         0.00           1.00    0.97          34,135    0.10 2
SERVICE CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0151     $(0.0151)        $0.00          $1.00    1.52%       $ 22,965    0.60%2
9/30/97                         1.00        0.0304      (0.0304)         0.00           1.00    3.08          23,704    0.60
9/30/96                         1.00        0.0308      (0.0308)         0.00           1.00    3.12           7,463    0.55
11/1/94 3 through 9/30/95       1.00        0.0305      (0.0305)         0.00           1.00    3.11           1,841    0.55 2
4/29/94 1 through 9/30/94       1.00        0.0099      (0.0099)         0.00           1.00    0.99              --3   0.36 2
INVESTOR A CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0143     $(0.0143)        $0.00          $1.00    1.44%       $    223    0.77%2
9/30/97                         1.00        0.0287      (0.0287)         0.00           1.00    2.91             304    0.76
9/30/96                         1.00        0.0286      (0.0286)         0.00           1.00    2.90             111    0.76
2/14/95 1 through 9/30/95       1.00        0.0194      (0.0194)         0.00           1.00    1.95              53    0.83 2
-------------------------------------------
OHIO MUNICIPAL MONEY MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0166     $(0.0166)        $0.00          $1.00    1.67%       $ 30,517    0.34%2
9/30/97                         1.00        0.0340      (0.0340)         0.00           1.00    3.45          23,739    0.30
9/30/96                         1.00        0.0346      (0.0346)         0.00           1.00    3.52          32,944    0.29
9/30/95                         1.00        0.0363      (0.0363)         0.00           1.00    3.69          23,679    0.27
9/30/94                         1.00        0.0252      (0.0252)         0.00           1.00    2.55          10,521    0.13
6/10/93 1 through 9/30/93       1.00        0.0073      (0.0073)         0.00           1.00    0.73          12,026    0.10 2
SERVICE CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0151     $(0.0151)        $0.00          $1.00    1.52%       $ 71,968    0.65%2
9/30/97                         1.00        0.0310      (0.0310)         0.00           1.00    3.15          58,160    0.61
9/30/96                         1.00        0.0316      (0.0316)         0.00           1.00    3.21          45,525    0.59
9/30/95                         1.00        0.0333      (0.0333)         0.00           1.00    3.38          49,857    0.57
9/30/94                         1.00        0.0225      (0.0225)         0.00           1.00    2.27          44,066    0.40
6/1/93 1 through 9/30/93        1.00        0.0074      (0.0074)         0.00           1.00    0.75          15,239    0.23 2
INVESTOR A CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0142     $(0.0142)        $0.00          $1.00    1.43%       $ 19,682    0.82%2
9/30/97                         1.00        0.0292      (0.0292)         0.00           1.00    2.96          15,876    0.79
9/30/96                         1.00        0.0293      (0.0293)         0.00           1.00    2.98           5,672    0.79
9/30/95                         1.00        0.0310      (0.0310)         0.00           1.00    3.15              75    0.80
10/5/93 1 through 9/30/94       1.00        0.0199      (0.0199)         0.00           1.00    2.01              28    0.62 2
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 5      $1.00       $0.0160     $(0.0160)        $0.00          $1.00    1.62%       $311,065    0.36%2
9/30/97                         1.00        0.0332      (0.0332)         0.00           1.00    3.37         229,164    0.30
9/30/96                         1.00        0.0334      (0.0334)         0.00           1.00    3.40         198,822    0.29
9/30/95                         1.00        0.0355      (0.0355)         0.00           1.00    3.61         233,413    0.26
9/30/94                         1.00        0.0247      (0.0247)         0.00           1.00    2.49         158,102    0.16
6/1/93 1 through 9/30/93        1.00        0.0078      (0.0078)         0.00           1.00    0.78           2,242    0.09 2

                                                                        RATIO OF NET
                               RATIO OF EXPENSES                     INVESTMENT INCOME
                                  TO AVERAGE        RATIO OF NET        TO AVERAGE
                                  NET  ASSETS     INVESTMENT INCOME     NET ASSETS
                                  (EXCLUDING       TO AVERAGE NET       (EXCLUDING
                                   WAIVERS)            ASSETS            WAIVERS)
--------------------------------------------------------------------------------------
-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 5            0.73%2            3.33%2              2.90%2
9/30/97                              0.73              3.34                2.89
9/30/96                              0.74              3.33                2.84
9/30/95                              0.74              3.61                3.08
9/30/94                              0.76              2.53                1.87
5/4/93 1 through 9/30/93             0.81 2            2.35 2              1.64 2
SERVICE CLASS
10/1/97 through 3/31/98 5            1.03%2            3.01%2              2.58%2
9/30/97                              1.05              3.04                2.59
9/30/96                              1.04              3.06                2.56
11/1/94 3 through 9/30/95            1.08 2            3.34 2              2.81 2
4/29/94 1 through 9/30/94            1.02 2            2.54 2              1.87 2
INVESTOR A CLASS
10/1/97 through 3/31/98 5            1.20%2            2.88%2              2.45%2
9/30/97                              1.21              2.88                2.43
9/30/96                              1.25              2.83                2.34
2/14/95 1 through 9/30/95            1.36 2            3.05 2              2.52 2
-------------------------------------------
OHIO MUNICIPAL MONEY MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 5            0.72%2            3.37%2              2.99%2
9/30/97                              0.73              3.37                2.94
9/30/96                              0.75              3.47                3.01
9/30/95                              0.73              3.66                3.20
9/30/94                              0.77              2.56                1.93
6/10/93 1 through 9/30/93            0.83 2            2.45 2              1.72 2
SERVICE CLASS
10/1/97 through 3/31/98 5            1.04%2            3.03%2              2.64%2
9/30/97                              1.03              3.10                2.68
9/30/96                              1.05              3.17                2.71
9/30/95                              1.03              3.35                2.89
9/30/94                              1.04              2.29                1.65
6/1/93 1 through 9/30/93             0.96 2            2.23 2              1.50 2
INVESTOR A CLASS
10/1/97 through 3/31/98 5            1.21%2            2.84%2              2.45%2
9/30/97                              1.21              2.92                2.50
9/30/96                              1.25              2.88                2.42
9/30/95                              1.26              3.02                2.56
10/5/93 1 through 9/30/94            1.26 2            1.94 2              1.30 2
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 5            0.70%2            3.17%2              2.83%2
9/30/97                              0.70              3.31                2.91
9/30/96                              0.71              3.34                2.92
9/30/95                              0.68              3.54                3.12
9/30/94                              0.73              2.64                2.07
6/1/93 1 through 9/30/93             0.97 2            2.15 2              1.27 2

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     32-33

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS


BLACKROCK FUNDS                                                [GRAPHIC OMITTED]




                        FINANCIAL HIGHLIGHTS (CONTINUED)
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                NET                                  DISTRIBUTIONS      NET                 NET
                               ASSET                 DISTRIBUTIONS     FROM NET        ASSET              ASSETS       RATIO OF
                               VALUE         NET       FROM NET        REALIZED        VALUE              END OF      EXPENSES TO
                             BEGINNING   INVESTMENT   INVESTMENT       CAPITAL        END OF    TOTAL     PERIOD     AVERAGE NET
                             OF PERIOD     INCOME       INCOME           GAINS        PERIOD   RETURN      (000)        ASSETS
----------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
---------------------------------------------
SERVICE CLASS
10/1/97 through 3/31/98 5      $1.00      $0.0145      $(0.0145)        $0.00          $1.00    1.47%    $230,150       0.66%2
9/30/97                         1.00       0.0302       (0.0302)         0.00           1.00    3.06      234,472       0.61
9/30/96                         1.00       0.0304       (0.0304)         0.00           1.00    3.04      224,197       0.59
9/30/95                         1.00       0.0325       (0.0325)         0.00           1.00    3.33      147,739       0.57
9/30/94                         1.00       0.0221       (0.0221)         0.00           1.00    2.24       60,560       0.42
6/11/93 1 through 9/30/93       1.00       0.0074       (0.0074)         0.00           1.00    0.74        8,919       0.32 2
INVESTOR A CLASS
10/1/97 through 3/31/98 5      $1.00      $0.0137      $(0.0137)        $0.00          $1.00    1.39%    $117,390       0.82%2
9/30/97                         1.00       0.0285       (0.0285)         0.00           1.00    2.89       98,218       0.77
9/30/96                         1.00       0.0281       (0.0281)         0.00           1.00    2.90       63,424       0.81
9/30/95                         1.00       0.0302       (0.0302)         0.00           1.00    3.06          750       0.82
12/28/93 1 through 9/30/94      1.00       0.0153       (0.0153)         0.00           1.00    1.58          139       0.65 2
-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 5      $1.00      $0.0170      $(0.0170)        $0.00          $1.00    1.71%    $ 63,322       0.30%2
9/30/97                         1.00       0.0347       (0.0347)         0.00           1.00    3.53       62,834       0.22
9/30/96                         1.00       0.0348       (0.0348)         0.00           1.00    3.54       38,553       0.14
9/30/95                         1.00       0.0368       (0.0368)         0.00           1.00    3.74       24,409       0.10
7/25/94 1 through 9/30/94       1.00       0.0053       (0.0053)         0.00           1.00    0.53       13,831       0.10 2
SERVICE CLASS
10/1/97 through 3/31/98 5      $1.00      $0.0155      $(0.0155)        $0.00          $1.00    1.56%    $  6,002       0.60%2
9/30/97                         1.00       0.0317       (0.0317)         0.00           1.00    3.22        5,244       0.48
9/30/96                         1.00       0.0318       (0.0318)         0.00           1.00    3.25       14,968       0.45
10/11/94 1 through 9/30/95      1.00       0.0330       (0.0330)         0.00           1.00    3.35          821       0.40 2
INVESTOR A CLASS
10/1/97 through 3/31/98 5      $1.00      $0.0140      $(0.0140)        $0.00          $1.00    1.41%    $  1,064       0.87%2
5/27/97 1 through 9/30/97       1.00       0.0102       (0.0102)         0.00           1.00    1.03        1,096       0.86 2

                                                                        RATIO OF NET
                               RATIO OF EXPENSES                     INVESTMENT INCOME
                                  TO AVERAGE        RATIO OF NET        TO AVERAGE
                                  NET  ASSETS     INVESTMENT INCOME     NET ASSETS
                                  (EXCLUDING       TO AVERAGE NET       (EXCLUDING
                                   WAIVERS)            ASSETS            WAIVERS)
--------------------------------------------------------------------------------------
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
SERVICE CLASS
10/1/97 through 3/31/98 5           1.00%2             2.94%2             2.60%2
9/30/97                             1.01               3.01               2.61
9/30/96                             1.01               3.02               2.59
9/30/95                             0.99               3.29               2.87
9/30/94                             0.99               2.31               1.75
6/11/93 1 through 9/30/93           1.20 2             2.42 2             1.54 2
INVESTOR A CLASS
10/1/97 through 3/31/98 5           1.16%2             2.75%2             2.41%2
9/30/97                             1.17               2.85               2.45
9/30/96                             1.23               2.81               2.39
9/30/95                             1.24               3.03               2.61
12/28/93 1 through 9/30/94          1.22 2             2.11 2             1.54 2
-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 5           0.77%2             3.40%2             2.93%2
9/30/97                             0.81               3.49               2.90
9/30/96                             0.82               3.47               2.79
9/30/95                             0.95               3.71               2.86
7/25/94 1 through 9/30/94           1.02 2             2.89 2             1.97 2
SERVICE CLASS
10/1/97 through 3/31/98 5           1.07%2             3.11%2             2.64%2
9/30/97                             1.07               3.12               2.53
9/30/96                             1.12               3.05               2.38
10/11/94 1 through 9/30/95          1.25 2             3.50 2             2.65 2
INVESTOR A CLASS
10/1/97 through 3/31/98 5           1.34%2             2.87%2             2.40%2
5/27/97 1 through 9/30/97           1.45 2             2.95 2             2.36 2

1  Commencement of operations of share class.
2  Annualized.
3  There were no Service Shares outstanding as of September 30, 1994.
4 There were no Investor B shares outstanding as of September 30, 1997. 5 Unaudited.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      34-35

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS



                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     BlackRock  Funds(SERVICE  MARK) ("the Fund")  (formerly The Compass Capital
Fund) was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 32 publicly-offered portfolios, eight of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as five classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

---------------------------------------------------------------------------------------------------
           Portfolio                                                            Share Classes
---------------------------------------------------------------------------------------------------
                                       Institutional            Service            Investor A
---------------------------------------------------------------------------------------------------
                                    Contractual  Actual  Contractual  Actual  Contractual   Actual
                                        Fees    Fees (4)   Fees (1)  Fees (4)   Fees (2)   Fees (4)
---------------------------------------------------------------------------------------------------
 Money Market                           None     None        0.30%     0.30%     0.50%       0.40%
---------------------------------------------------------------------------------------------------
 U.S. Treasury Money Market             None     None        0.30%     0.30%     0.50%       0.40%
---------------------------------------------------------------------------------------------------
 Municipal Money Market                 None     None        0.30%     0.30%     0.50%       0.40%
---------------------------------------------------------------------------------------------------
 New Jersey Municipal Money Market      None     None        0.30%     0.30%     0.50%       0.40%
---------------------------------------------------------------------------------------------------
 North Carolina Municipal Money Market  None     None        0.30%     0.30%     0.50%       0.40%
---------------------------------------------------------------------------------------------------
 Ohio Municipal Money Market            None     None        0.30%     0.30%     0.50%       0.40%
---------------------------------------------------------------------------------------------------
 Pennsylvania Municipal Money Market    None     None        0.30%     0.30%     0.50%       0.40%
---------------------------------------------------------------------------------------------------
 Virginia Municipal Money Market        None     None        0.30%     0.30%     0.50%       0.40%
---------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
           Portfolio
-------------------------------------------------------------------------------
                                           Investor B           Investor C
-------------------------------------------------------------------------------
                                      Contractual   Actual  Contractual  Actual
                                        Fees (3)   Fees (4)   Fees (3)  Fees (4)
-------------------------------------------------------------------------------
 Money Market                             1.15%      1.00%     1.15%     1.00%
-------------------------------------------------------------------------------
 U.S. Treasury Money Market               1.15%       N/A      1.15%      N/A
-------------------------------------------------------------------------------
 Municipal Money Market                   1.15%       N/A      1.15%     1.00%
-------------------------------------------------------------------------------
 New Jersey Municipal Money Market        1.15%       N/A      1.15%      N/A
-------------------------------------------------------------------------------
 North Carolina Municipal Money Market    1.15%       N/A      1.15%      N/A
-------------------------------------------------------------------------------
 Ohio Municipal Money Market              1.15%       N/A      1.15%      N/A
-------------------------------------------------------------------------------
 Pennsylvania Municipal Money Market      1.15%       N/A      1.15%      N/A
-------------------------------------------------------------------------------
 Virginia Municipal Money Market          1.15%       N/A      1.15%      N/A
-------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.

(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.

(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.

(4) -- the actual fees are as of March 31, 1998.

In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the  security.  Regular  review and  monitoring  of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share of each Portfolio at $1.00.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal

BLACKROCK FUNDS                                                [GRAPHIC OMITTED]

income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. (formerly PNC Asset Management Group, Inc.), a wholly-owned subsidiary of BlackRock, Inc., serves as investment advisor for all the Portfolios. BlackRock Institutional Management Corporation ("BIMC") (formerly PNC Institutional Management Corporation), a wholly-owned subsidiary of BlackRock Advisors, Inc., serves as sub-adviser to the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp.

     For its advisory services, BlackRock Advisors, Inc. is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average net assets: .45% of the first $1 billion, .40% of the next $1 billion, .375% of the next $1 billion and .35% of net assets in excess of $3 billion.

     BlackRock Advisors, Inc. may, at its discretion, waive all or any portion of its advisory fees for any Portfolio. For the period ended March 31, 1998, advisory fees and waivers for each Portfolio were as follows:

                                                                        GROSS                             NET
                                                                     ADVISORY FEE      WAIVER        ADVISORY FEE
                                                                     ------------    ----------      ------------
     Money Market Portfolio .................................         $5,976,975     $3,980,691       $1,996,284
     U.S. Treasury Money Market Portfolio ...................          2,302,937      1,680,760          622,177
     Municipal Money Market Portfolio .......................          1,095,740        861,151          234,589
     New Jersey Municipal Money Market Portfolio ............            324,206        275,533           48,673
     North Carolina Municipal Money Market Portfolio ........            443,445        390,275           53,170
     Ohio Municipal Money Market Portfolio ..................            300,412        252,939           47,473
     Pennsylvania Municipal Money Market Portfolio ..........          1,485,739      1,129,017          356,722
     Virginia Municipal Money Market Portfolio ..............            155,225        139,382           15,843

     BlackRock Advisors, Inc. pays BIMC for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock Advisors, Inc., and BlackRock Distributors, Inc. ("BDI") (formerly Compass Distributors, Inc.) act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .18% of the first $500 million, .16% of the next $500 million, .14% of the next $1 billion and .13% of average daily net assets in excess of $2 billion.

     PFPC,   BlackRock  Advisors,   Inc.  and  BDI  may,  at  their  discretion,
voluntarily waive all or any portion of their administration fees for any Portfolio. For the period ended March 31, 1998, administration fees and waivers for each Portfolio were as follows:

                                                                         GROSS                             NET
                                                                    ADMINISTRATION                   ADMINISTRATION
                                                                          FEE           WAIVER             FEE
                                                                    --------------     ---------     --------------
     Money Market Portfolio .......................................    $2,177,472        $   156        $2,177,316
     U.S. Treasury Money Market Portfolio .........................       868,313         10,139           858,174
     Municipal Money Market Portfolio .............................       436,563             --           436,563
     New Jersey Municipal Money Market Portfolio ..................       129,682          3,659           126,023
     North Carolina Municipal Money Market Portfolio ..............       177,378         34,361           143,017
     Ohio Municipal Money Market Portfolio ........................       120,164          1,224           118,940
     Pennsylvania Municipal Money Market Portfolio ................       578,126             --           578,126
     Virginia Municipal Money Market Portfolio ....................        62,090         22,143            39,947

     In addition, PNC Bank, National Association ("PNC Bank") serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer agent and dividend disbursing agent.

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS



              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     BlackRock Advisors, Inc., BIMC, PFPC, and BDI have also agreed for the period ended March 31, 1998 to reimburse each Portfolio for the amount, if any, by which the total operating and management expense of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation. No such reimbursements were necessary for the period ended March 31, 1998.

     Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to BDI as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into service agreements with Service Organization (including PNC Bank and its affiliates) with respect to each class of Investor Shares and Service Shares. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C) CAPITAL SHARES

     Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments, and redemptions is the same as the dollar amounts shown below for such transactions.

     Transactions in capital shares for each period were as follows:

                                                               MONEY MARKET PORTFOLIO
                                                        -------------------------------------
                                                             FOR THE            FOR THE YEAR
                                                        SIX MONTHS ENDED           ENDED
                                                             3/31/98              9/30/97
                                                        ----------------       ---------------
                                                           (UNAUDITED)
Shares sold:
     Institutional Class ...............................  $   726,376,084      $ 1,685,386,332
     Service Class .....................................    1,672,643,912        3,666,582,530
     Investor A Class ..................................      299,262,765          476,622,866
     Investor B Class ..................................          464,763              907,200
     Investor C Class ..................................          455,947            1,176,081
Shares issued in reinvestment of dividends:
     Institutional Class ...............................          156,957              232,221
     Service Class .....................................        3,752,678            7,520,238
     Investor A Class ..................................        6,800,978           10,382,083
     Investor B Class ..................................            5,892                5,725
     Investor C Class ..................................            2,177                  593
Shares redeemed:
     Institutional Class ...............................     (607,479,536)      (1,394,768,940)
     Service Class .....................................   (1,509,367,676)      (3,638,822,450)
     Investor A Class ..................................     (238,138,137)        (393,060,769)
     Investor B Class ..................................         (387,753)            (813,928)
     Investor C Class ..................................         (188,188)          (1,174,511)
                                                          ---------------      ---------------
     Net increase ......................................  $   354,360,863      $   420,175,271
                                                          ===============      ===============

BLACKROCK FUNDS                                                [GRAPHIC OMITTED]




                                                                   U.S. TREASURY MONEY
                                                                     MARKET PORTFOLIO
                                                           -------------------------------------
                                                                FOR THE           FOR THE YEAR
                                                           SIX MONTHS ENDED           ENDED
                                                                3/31/98              9/30/97
                                                           ----------------       --------------
                                                              (UNAUDITED)
Shares sold:
     Institutional Class ..................................  $   495,605,057      $ 1,713,360,508
     Service Class ........................................    1,096,811,724        2,540,717,939
     Investor A Class .....................................      113,332,263          114,806,287
Shares issued in reinvestment of dividends:
     Institutional Class ..................................           33,269              104,888
     Service Class ........................................        1,413,563            3,201,277
     Investor A Class .....................................        1,234,021            1,032,771
Shares redeemed:
     Institutional Class ..................................     (479,549,805)      (1,718,626,346)
     Service Class ........................................   (1,138,586,329)      (2,663,322,940)
     Investor A Class .....................................      (89,748,322)         (83,046,068)
                                                              --------------      ---------------
     Net increase (decrease) ..............................   $      545,441      $   (91,771,684)
                                                              ==============      ===============


                                                                         MUNICIPAL MONEY
                                                                        MARKET PORTFOLIO
                                                              ------------------------------------
                                                                   FOR THE           FOR THE YEAR
                                                              SIX MONTHS ENDED           ENDED
                                                                   3/31/98              9/30/97
                                                              ----------------       -------------
                                                                 (UNAUDITED)
Shares sold:
     Institutional Class .....................................   $ 276,468,130       $   317,120,148
     Service Class ...........................................     536,648,715         1,122,149,234
     Investor A Class ........................................      26,150,621            17,412,192
     Investor C Class ........................................              --                11,754
Shares issued in reinvestment of dividends:
     Institutional Class .....................................       1,130,860                    --
     Service Class ...........................................         100,366             1,174,707
     Investor A Class ........................................             103                98,289
     Investor C Class                                                       --                    --
Shares redeemed:
     Institutional Class .....................................    (212,100,963)         (302,308,518)
     Service Class ...........................................    (489,238,549)       (1,057,028,541)
     Investor A Class ........................................     (27,868,071)          (10,894,112)
     Investor C Class ........................................          (2,500)                   --
                                                                 -------------       ---------------
     Net increase ............................................   $ 111,288,712       $    87,735,153
                                                                 =============       ===============

[GRAPHIC OMITTED]                                                BLACKROCK FUNDS



              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                             NEW JERSEY MUNICIPAL
                                                            MONEY MARKET PORTFOLIO
                                                      -----------------------------------
                                                         FOR THE            FOR THE YEAR
                                                      PERIOD ENDED              ENDED
                                                         3/31/98               9/30/97
                                                      -------------         -------------
                                                       (UNAUDITED)
Shares sold:
     Institutional Class .............................  $ 25,578,184         $  34,299,530
     Service Class ...................................    65,072,411           137,822,928
     Investor A Class ................................    54,326,136           113,438,058
     Investor B Class ................................            --                40,000
Shares issued in reinvestment of dividends:
     Institutional Class .............................        24,786                17,627
     Service Class ...................................        52,314               152,805
     Investor A Class ................................       382,670               630,724
     Investor B Class ................................            --                   189
Shares redeemed:
     Institutional Class .............................   (23,596,966)          (27,498,897)
     Service Class ...................................   (92,929,449)         (104,815,699)
     Investor A Class ................................   (44,553,377)         (109,694,959)
     Investor B Class ................................            --               (40,189)
                                                        ------------         -------------
     Net increase (decrease) .........................  $(15,643,291)        $  44,352,117
                                                        ============         =============


                                                          NORTH CAROLINA MUNICIPAL
                                                           MONEY MARKET PORTFOLIO
                                                    -------------------------------------
                                                         FOR THE           FOR THE YEAR
                                                    SIX MONTHS ENDED           ENDED
                                                         3/31/98              9/30/97
                                                    ----------------       --------------
                                                       (UNAUDITED)
Shares sold:
     Institutional Class ............................  $ 292,543,084         $ 515,356,166
     Service Class ..................................     40,046,984            57,557,439
     Investor A Class ...............................      7,390,559               198,135
Shares issued in reinvestment of dividends:
     Institutional Class ............................             --                    --
     Service Class ..................................         41,010               111,126
     Investor A Class ...............................          4,077                 5,570
Shares redeemed:
     Institutional Class ............................   (271,496,113)         (479,795,565)
     Service Class ..................................    (40,827,280)          (41,427,596)
     Investor A Class ...............................     (7,475,546)              (10,500)
                                                       -------------         -------------
     Net increase ...................................  $  20,226,775         $  51,994,775
                                                       =============         =============

BLACKROCK FUNDS                                                [GRAPHIC OMITTED]




                                                                  OHIO MUNICIPAL
                                                              MONEY MARKET PORTFOLIO
                                                       ------------------------------------
                                                            FOR THE           FOR THE YEAR
                                                       SIX MONTHS ENDED           ENDED
                                                            3/31/98              9/30/97
                                                       ----------------       -------------
                                                          (UNAUDITED)
Shares sold:
     Institutional Class ..............................   $ 323,495,728         $ 247,396,323
     Service Class ....................................      81,023,868           119,579,274
     Investor A Class .................................      24,924,791            27,674,576
Shares issued in reinvestment of dividends:
     Institutional Class ..............................           3,769                21,464
     Service Class ....................................         368,671               594,159
     Investor A Class .................................         279,933               318,914
Shares redeemed:
     Institutional Class ..............................    (316,717,173)         (256,621,447)
     Service Class ....................................     (67,573,898)         (107,536,043)
     Investor A Class .................................     (21,396,684)          (17,789,245)
                                                          -------------         -------------
     Net increase .....................................   $  24,409,005         $  13,637,975
                                                          =============         =============


                                                              PENNSYLVANIA MUNICIPAL
                                                              MONEY MARKET PORTFOLIO
                                                        --------------------------------------
                                                            FOR THE            FOR THE YEAR
                                                        SIX MONTHS ENDED           ENDED
                                                            3/31/98               9/30/97
                                                        ----------------      ----------------
                                                          (UNAUDITED)
Shares sold:
     Institutional Class ..............................   $ 746,839,843       $ 1,191,362,779
     Service Class ....................................     293,364,794           387,153,573
     Investor A Class .................................     232,607,883           413,488,333
Shares issued in reinvestment of dividends:
     Institutional Class ..............................          60,980               108,317
     Service Class ....................................         400,474               784,774
     Investor A Class .................................       1,570,099             2,584,961
Shares redeemed:
     Institutional Class ..............................    (664,999,616)       (1,161,127,715)
     Service Class ....................................    (298,087,296)         (377,662,550)
     Investor A Class .................................    (215,005,752)         (381,279,008)
                                                          -------------       ---------------
     Net increase .....................................   $  96,751,409       $    75,413,464
                                                          =============       ===============


[GRAPHIC OMITTED]                                                BLACKROCK FUNDS

                                                            VIRGINIA MUNICIPAL
                                                          MONEY MARKET PORTFOLIO
                                                   ------------------------------------
                                                        FOR THE           FOR THE YEAR
                                                   SIX MONTHS ENDED           ENDED
                                                        3/31/98              9/30/97
                                                   ----------------      --------------
                                                      (UNAUDITED)
Shares sold:
     Institutional Class ...........................   $ 72,891,939          $105,024,816
     Service Class .................................      5,959,941            10,483,122
     Investor A Class ..............................        809,265             1,558,544
Shares issued in reinvestment of dividends:
     Institutional Class ...........................        201,066               251,885
     Service Class .................................         56,834                97,273
     Investor A Class ..............................         12,401                10,473
Shares redeemed:
     Institutional Class ...........................    (72,604,649)          (80,994,943)
     Service Class .................................     (5,259,558)          (20,304,306)
     Investor A Class ..............................       (852,828)             (473,468)
                                                       ------------          ------------
     Net increase ..................................   $  1,214,411          $ 15,653,396
                                                       ============          ============

(D) AT MARCH 31, 1998, NET ASSETS CONSISTED OF:

                                                                                    U.S.                              NEW JERSEY
                                                                                  TREASURY           MUNICIPAL        MUNICIPAL
                                                          MONEY MARKET          MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                            PORTFOLIO             PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                          --------------       --------------      ------------      ------------
Capital paid in ........................................  $3,099,528,674       $1,042,314,575      $506,748,200      $114,782,833
Accumulated net realized loss on
   investment transactions .............................         (10,451)1           (116,776)         (322,541)1          (8,250)1
                                                          --------------       --------------      ------------      ------------
                                                          $3,099,518,223       $1,042,197,799      $506,425,659      $114,774,583
                                                          ==============       ==============      ============      ============

                                                              NORTH
                                                            CAROLINA               OHIO            PENNSYLVANIA         VIRGINIA
                                                            MUNICIPAL            MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                           MONEY MARKET        MONEY MARKET        MONEY MARKET       MONEY MARKET
                                                            PORTFOLIO            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                           ------------        ------------        ------------       -----------
Capital paid in ........................................   $191,892,517        $122,196,224        $658,616,999       $70,388,600
Accumulated net realized gain (loss)
   on investment transactions ..........................            459             (28,889)1           (12,019)1            (572)
                                                           ------------        ------------        ------------       -----------
                                                           $191,892,976        $122,167,335        $658,604,980       $70,388,028
                                                           ============        ============        ============       ===========

1 Includes $4,564, $1,471, $1,750, $4,223  and $3,403 of  deferred  post-October losses as of September 30, 1997, respectively.


(E) CAPITAL LOSS CARRYOVER

     At September 30, 1997, capital loss carryovers were available to offset possible future realized capital gains as follows: $8,609 in the Money Market Portfolio which expires through 2005, $141,572 in the U.S. Treasury Money Market Portfolio which expires through 2005, $320,833 in the Municipal Money Market Portfolio which expires through 2002, $6,907 in the New Jersey Municipal Money Market Portfolio which expires through 2003, $121 in the North Carolina Municipal Money Market Portfolio which expires through 2004, $8,125 in the Ohio Municipal Money market Portfolio which expires through 2005, $8,647 in the Pennsylvania Municipal Money market Portfolio which expires through 2005, and $171 in the Virginia Municipal Money Market Portfolio which expires through 2003.

BLACKROCK FUNDS                                                [GRAPHIC OMITTED]




(F) PNC COMMON TRUST CONVERSION

     On January 22, 1998, January 13, 1998 and February 9, 1998 the Board of Trustees of the Fund, the Board of Directors of PNC Bank and the Board of Directors of PNC Bank,Delaware, respectively, approved an asset purchase agreement among the Fund, PNC Bank and PNC Bank, Delaware regarding 25 common trust funds for which either PNC Bank or PNC Bank, Delaware serve as trustee (each a "PNC Common Trust Fund"). The agreement provides for the acquisition by the Fund of all of the assets and liabilities of each PNC Common Trust Fund in exchange for Institutional Shares of the corresponding Portfolio(s) of the Fund and the distribution of such Institutional Shares to the participating trusts of the PNC Common Trust Funds in liquidation of the PNC Common Trust Funds. The conversion is expected to occur in May, 1998.

Investment Advisor
   BlackRock Advisors, Inc.
   New York, New York 10154

Sub-Adviser
   BlackRock Institutional Management
     Corporation
   Wilmington, Delaware 19809

Custodian
   PNC Bank, National Association
   Philadelphia, Pennsylvania 19103

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Co-Administrator and Distributor
   BlackRock Distributors, Inc.
   West Conshohocken, Pennsylvania 19428

Co-Administrator
   BlackRock Advisors, Inc.
   New York, New York 10154

Counsel
   Simpson, Thacher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   Coopers & Lybrand, L.L.P.
   Philadelphia, Pennsylvania 19103

BLACKROCK FUNDS                                                [GRAPHIC OMITTED]


                                 FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $23 BILLION IN 35 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME,
INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(SERVICE MARK)

STOCK PORTFOLIOS
----------------

         Large Cap Value Equity
         Large Cap Growth Equity
         Mid-Cap Value Equity
         Mid-Cap Growth Equity
         Small Cap Value Equity
         Small Cap Growth Equity

         Micro-Cap Equity
         International Equity
         International Small Cap Equity
         International Emerging Markets
         Select Equity
         Index Equity

STOCK & BOND PORTFOLIOS
-----------------------

         Balanced


BOND PORTFOLIOS
---------------

         Low Duration Bond
         Intermediate Government Bond
         Intermediate Bond
         Core Bond

         Government Income
         GNMA
         Managed Income
         International Bond

TAX-FREE BOND PORTFOLIOS
------------------------
         Tax-Free Income
         Pennsylvania Tax-Free Income
         New Jersey Tax-Free Income

         Ohio Tax-Free Income
         Delaware Tax-Free Income
         Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
-----------------------

         Money Market
         U.S. Treasury Money Market
         Municipal Money Market
         New Jersey Municipal Money Market

         North Carolina Municipal Money Market
         Ohio Municipal Money Market
         Pennsylvania Municipal Money Market
         Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762. 24 Hours a day. Seven days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 35 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734)

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

BLACKROCK FUNDS
[LOGO & GRAPHIC OMITTED]

P. O. Box 8907
Wilmington, DE 19899

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                                                                   SR 3/31/98 MM